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
                                                      RYDEX SERIES TRUST
              [RYDEX LOGO]                            SEMI-ANNUAL REPORT
                                                      September 30, 1999
                                             6116 Executive Boulevard, Suite 400
                                                      Rockville, MD 20852
                                                 (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    During the reporting period, the U.S. economy continued to thrive as other trends began to develop.

    Emerging economies in Asia and other foreign countries saw economic stability return to their regions. A stronger world economy and OPEC production cuts sent crude oil back above $24 a barrel as gold, copper, and some other non-agricultural commodity prices also rose. The dollar sank against the yen and the Fed raised interest rates twice. The broad market, as represented by the S&P 500, peaked to an all time high of 1418.78 in mid July only to retreat more than 10% to 1282.71 by September 30, 1999. Those who rode out the volatility of technology stocks were rewarded with handsome returns, as evidenced by the tech-heavy NASDAQ 100 Index-TM-, which rose 14.31% during this period.

MARKET ENVIRONMENT

    In early spring, economists began raising their growth forecasts and economic data suggested that manufacturing activity was booming. Fearing higher rates, investors started to rotate out of the growth sectors and into metals, chemicals, paper, and other classic cyclical stocks that rise and fall with the economy. Soon thereafter, Federal Reserve Chairman Alan Greenspan expressed concern that potential labor shortages and the runaway U.S. stock market may lead to rising inflation and threaten the economy, now in its ninth year of growth. At their June 30th meeting, Federal Reserve policy makers raised the federal funds rate a quarter of a point to 5 percent, but they chose to adopt a policy toward a neutral bias. The Fed's stance was well accepted by the financial markets. That day, the S&P 500-TM- Composite Stock Price Index and the NASDAQ Composite Index-TM- hit new highs as investors dumped cyclical stocks and went back into growth stocks. Bonds soared, briefly pulling the yield of the 30-year Treasury Bond back below the six percent level.

    The broad market indices continued their record advance until mid-July when interest rate fears, and concerns that strong earnings reports already had been built into stock prices, sent many investors to the sidelines. In August, the Commerce Department reported that the U.S. trade deficit widened in June to a record $24.6 billion, sending bonds and the dollar lower. A few days later, the Federal Reserve Board reinforced its message that it wanted the economy to slow--it raised both the fed funds rate and the discount rate by 25 basis points each. During the reporting period, the yield on the benchmark 30-year Treasury

Bond rose from 5.625% to 6.05%. As the quarter progressed, financial pundits began to hint that third-quarter bank and computer earnings could disappoint. Two events--the Taiwan earthquake and observations voiced by an industry executive indicating that tech stocks are overpriced--put pressure on the technology sector as the quarter neared its end.

    Looking forward to the fourth quarter of 1999, inflation still appears to be dormant, despite the strong economy. Ultimately, the market direction in the last quarter of the century is likely to be influenced by monetary policy and concerns regarding Y2K.

Sincerely,

/s/ Albert P. Viragh, Jr.
Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
COMMON STOCKS 76.1%
Microsoft Corp.*...........      172,413    $ 15,614,152
General Electric Co........      110,527      13,104,357
Intel Corp.................      112,089       8,329,614
International Business
  Machines Corp............       61,310       7,441,501
Cisco Systems, Inc.*.......      107,911       7,398,648
Wal-Mart Stores, Inc.......      150,327       7,149,928
Lucent Technologies,
  Inc......................      102,690       6,662,014
Exxon Corp.................       82,009       6,227,558
Merck & Co., Inc...........       79,744       5,168,408
Citigroup, Inc.............      114,152       5,022,688
Pfizer, Inc................      131,162       4,713,634
AT&T Corp..................      107,494       4,675,989
American International
  Group, Inc...............       52,312       4,547,874
Bristol-Myers Squibb Co....       67,082       4,528,035
MCI Worldcom Inc.*.........       62,859       4,517,991
Royal Dutch Petroleum Co.,
  NY Shares................       72,421       4,277,365
Procter & Gamble Co........       44,886       4,208,063
Johnson & Johnson..........       45,448       4,175,535
Coca-Cola Co...............       83,353       4,006,154
America Online, Inc.*......       36,706       3,817,424
Dell Computer Corp.*.......       85,678       3,582,411
Bell Atlantic Corp.........       52,439       3,529,800
Home Depot, Inc............       50,051       3,434,750
SBC Communications, Inc....       66,349       3,387,946
BankAmerica Corp...........       58,948       3,282,667
Hewlett-Packard Co.........       34,290       3,154,680
Tyco International Ltd.....       28,959       2,990,017
BellSouth Corp.............       63,992       2,879,640
Philip Morris Cos., Inc....       81,546       2,787,854
Mobil Corp.................       26,429       2,662,722
GTE Corp...................       32,827       2,523,576
Ameritech Corp.............       37,129       2,494,605
Time Warner, Inc...........       40,296       2,447,982
EMC Corp.*.................       34,203       2,443,377
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Sun Microsystems, Inc.*....       26,146    $  2,431,578
Eli Lilly & Co.............       37,187       2,379,968
Nortel Networks Corp.......       44,834       2,286,534
Wells Fargo Co.............       55,843       2,212,779
Oracle Corp.*..............       48,631       2,212,710
Fannie Mae.................       34,610       2,169,614
Schering-Plough Corp.......       49,725       2,169,253
Chase Manhattan Corp.......       28,556       2,152,409
Ford Motor Co..............       40,910       2,053,171
American Express Co........       15,219       2,048,858
E. I. DuPont de Nemours &
  Co.......................       33,105       2,015,267
McDonald's Corp............       45,875       1,972,625
Chevron Corp...............       22,139       1,964,836
Texas Instruments, Inc.....       23,601       1,941,182
Warner-Lambert Co..........       28,732       1,907,086
Abbott Laboratories........       51,364       1,887,627
American Home Products
  Corp.....................       44,240       1,835,960
Walt Disney Co.............       69,567       1,800,046
Motorola, Inc..............       20,371       1,792,648
Morgan Stanley Dean Witter
  & Co.....................       19,275       1,719,089
Sprint Corp................       29,231       1,585,782
PepsiCo, Inc...............       49,884       1,508,991
Amgen, Inc.*...............       17,294       1,409,461
Boeing Co..................       32,874       1,401,254
Medtronic, Inc.............       39,460       1,400,830
MediaOne Group, Inc.*......       20,453       1,397,196
Bank One Corp..............       39,900       1,389,019
General Motors Corp........       21,907       1,378,772
Compaq Computer Corp.......       57,425       1,317,186
Unilever N. V..............       19,312       1,315,630
Minnesota Mining &
  Manufacturing Co.........       13,603       1,306,738
Gillette Co................       37,476       1,271,842
Freddie Mac................       23,478       1,220,856
First Union Corp...........       32,703       1,163,000

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     3

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Schlumberger Ltd...........       18,474    $  1,151,161
Texaco, Inc................       18,107       1,143,004
Anheuser-Busch Cos.,
  Inc......................       16,075       1,126,255
AlliedSignal, Inc..........       18,673       1,119,213
CBS Corp.*.................       24,048       1,112,220
Computer Associates
  International, Inc.......       18,121       1,109,911
Sprint PCS Group*..........       14,861       1,108,073
Comcast Corp., Special
  Class A..................       25,017         997,553
Viacom, Inc., Class B*.....       23,326         985,523
Enron Corp.................       23,884         985,215
Applied Materials, Inc.*...       12,604         981,537
US West, Inc...............       17,018         971,090
Atlantic Richfield Co......       10,935         969,114
United Technologies
  Corp.....................       16,286         965,963
Qualcomm, Inc..............        5,014         948,586
Kimberly-Clark Corp........       17,984         944,160
Xerox Corp.................       22,342         936,966
Automatic Data Processing,
  Inc......................       20,906         932,930
Emerson Electric Co........       14,706         929,235
Charles Schwab Corp........       27,579         929,068
Gap, Inc...................       29,026         928,832
Colgate-Palmolive Co.......       19,739         903,059
Carnival Corp..............       20,704         900,624
Dayton Hudson Corp.........       14,954         898,175
Clear Channel
  Communications, Inc.*....       11,219         896,118
Associates First Capital
  Corp., Class A...........       24,579         884,844
Electronic Data Systems
  Corp.....................       16,632         880,456
Bank of New York Co.,
  Inc......................       25,724         860,146
Firstar Corp...............       33,520         858,950
Walgreen Co................       33,827         858,360
Pharmacia & Upjohn, Inc....       17,109         849,034
Dow Chemical Co............        7,422         843,325
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Merrill Lynch & Co.........       12,424    $    834,757
Eastman Kodak Co...........       10,874         820,307
Alcoa, Inc.................       12,491         775,223
Monsanto Co................       21,334         761,357
Tellabs, Inc.*.............       13,230         753,283
US Bancorp.................       24,561         741,435
Alltel Corp................       10,243         720,851
Sara Lee Corp..............       30,527         715,477
SunTrust Banks, Inc........       10,864         714,308
Fleet Financial Group,
  Inc......................       19,270         705,764
J. P. Morgan & Co., Inc....        5,996         685,043
Global Crossing Ltd........       25,733         681,925
Allstate Corp..............       27,267         679,971
Duke Energy Corp...........       12,316         678,920
Nextel Communications,
  Inc., Class A*...........        9,997         677,922
International Paper Co.....       13,877         666,963
Caterpillar, Inc...........       12,022         658,956
Seagram Co. Ltd............       14,456         657,748
Gannett Co., Inc...........        9,437         652,922
Household International,
  Inc......................       16,193         649,744
First Data Corp............       14,596         640,400
Safeway, Inc.*.............       16,781         638,727
Illinois Tool Works,
  Inc......................        8,462         630,948
MBNA Corp..................       27,068         617,489
Kroger Co.*................       27,921         616,007
Lowe's Cos., Inc...........       12,543         611,471
Halliburton Co.............       14,876         609,916
Marsh & McLennan Cos.,
  Inc......................        8,891         609,033
Southern Co................       23,648         608,936
Solectron Corp.*...........        8,374         601,358
Mellon Bank Corp...........       17,608         594,270
Baxter International,
  Inc......................        9,849         593,402
Washington Mutual, Inc.....       20,118         588,452
Campbell Soup Co...........       14,742         576,781
BMC Software, Inc.*........        7,969         570,282
National City Corp.........       21,250         567,109

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     4

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Corning, Inc...............        8,249    $    565,572
Raytheon Co., Class B......       11,355         563,492
Micron Technology, Inc.*...        8,461         563,185
Albertson's, Inc...........       14,215         562,381
Pitney Bowes, Inc..........        9,070         552,703
Fifth Third Bancorp........        9,080         552,461
Guidant Corp...............       10,207         547,350
Williams Cos., Inc.........       14,606         546,812
PNC Bank Corp..............       10,272         541,206
Nike, Inc., Class B........        9,505         540,597
Wachovia Corp..............        6,855         538,974
CVS Corp...................       13,200         538,725
American General Corp......        8,478         535,704
CIGNA Corp.................        6,877         534,687
Costco Wholesale Corp.*....        7,417         534,024
H. J. Heinz Co.............       12,145         522,235
Kellogg Co.................       13,691         512,557
Conoco Inc., Class B.......       18,417         504,165
Cardinal Health, Inc.......        9,203         501,563
Omnicom Group, Inc.........        6,045         478,688
Masco Corp.................       15,368         476,408
Honeywell, Inc.............        4,261         474,303
Gateway 2000, Inc.*........       10,582         470,238
Bestfoods..................        9,443         457,985
Cendant Corp.*.............       25,644         455,181
Burlington Northern Santa
  Fe Corp..................       15,887         436,892
Lockheed Martin Corp.......       13,313         435,169
BankBoston Corp............       10,029         435,008
Best Buy Co., Inc.*........        6,906         428,604
General Dynamics Corp......        6,826         426,198
General Mills, Inc.........        5,160         418,605
Phillips Petroleum Co......        8,525         415,594
May Department Stores Co...       11,280         411,015
Columbia/HCA Healthcare
  Corp.....................       19,185         406,482
Unisys Corp.*..............        8,988         405,583
Sears, Roebuck & Co........       12,864         403,608
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Union Pacific Corp.........        8,372    $    402,379
Tribune Co.................        8,003         398,149
Waste Management, Inc......       20,581         396,184
Textron, Inc...............        5,092         393,994
Sysco Corp.................       11,189         392,314
Weyerhaeuser Co............        6,783         390,870
Interpublic Group of Cos.,
  Inc......................        9,501         390,729
KeyCorp....................       15,132         390,595
FDX Corp.*.................       10,042         389,127
AES Corp.*.................        6,477         382,143
Providian Financial
  Corp.....................        4,805         380,496
AFLAC, Inc.................        9,022         377,796
Computer Sciences
  Corp.*...................        5,368         377,437
ConAgra, Inc...............       16,497         372,214
Kohl's Corp.*..............        5,491         363,092
Texas Utilities Co.........        9,549         356,297
PPG Industries, Inc........        5,870         352,200
State Street Corp..........        5,442         351,689
3Com Corp.*................       12,222         351,382
Lexmark International Group
  Inc., Class A............        4,336         349,048
BB&T Corp..................       10,623         343,920
Staples, Inc.*.............       15,697         342,391
Apple Computer, Inc.*......        5,375         340,305
Tandy Corp.................        6,535         337,778
Rockwell International
  Corp.....................        6,428         337,470
PG&E Corp..................       13,006         336,530
Boston Scientific Corp.*...       13,363         329,899
Compuware Corp.*...........       12,419         323,670
Coca-Cola Enterprises,
  Inc......................       14,334         323,411
McGraw-Hill Cos., Inc......        6,682         323,242
Pioneer Hi-Bred
  International, Inc.......        8,087         321,964
Consolidated Edison,
  Inc......................        7,730         320,795
Baker Hughes, Inc..........       11,057         320,653
Northern Trust Corp........        3,774         315,129

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     5

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Norfolk Southern Corp......       12,842    $    314,629
Hartford Financial Services
  Group, Inc...............        7,669         313,470
CSX Corp...................        7,348         311,371
FPL Group, Inc.............        6,132         308,900
Ingersoll-Rand Co..........        5,605         307,925
Federated Department
  Stores, Inc.*............        7,043         307,691
Delphi Automotive
  Systems..................       19,117         307,067
Ralston Purina Co..........       11,004         306,049
J. C. Penney Co., Inc......        8,898         305,869
TJX Cos., Inc..............       10,857         304,675
Clorox Co..................        7,964         304,623
USX-Marathon Group, Inc....       10,404         304,317
Deere & Co.................        7,827         302,807
Unocal Corp................        8,155         302,245
Dominion Resources, Inc....        6,538         295,027
Coastal Corp...............        7,202         294,832
Dover Corp.................        7,207         294,586
Public Service Enterprise
  Group, Inc...............        7,468         288,451
Edison International.......       11,824         287,471
Barrick Gold Corp..........       13,198         287,056
Circuit City Stores -
  Circuit City Group,
  Inc......................        6,784         286,200
United HealthCare Corp.....        5,848         284,724
Paychex, Inc...............        8,313         283,681
AMR Corp.*.................        5,189         282,800
Quaker Oats Co.............        4,552         281,655
General Instrument
  Corp.*...................        5,831         280,617
Chubb Corp.................        5,616         279,747
Marriott International,
  Inc., Class A............        8,432         275,621
Limited, Inc...............        7,194         275,170
Unicom Corp................        7,406         273,559
Reliant Energy, Inc........       10,059         272,222
Newell Rubbermaid, Inc.....        9,516         271,801
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
McKesson HBOC, Inc.........        9,358    $    271,382
Occidental Petroleum
  Corp.....................       11,732         271,302
William Wrigley, Jr. Co....        3,930         270,433
Comerica, Inc..............        5,278         267,199
Mattel, Inc................       14,061         267,159
Franklin Resources, Inc....        8,511         261,713
Capital One Financial
  Corp.....................        6,662         259,818
Rohm & Haas Co.............        7,178         259,305
Loews Corp.................        3,689         258,922
Southwest Airlines Co......       16,992         258,066
Aon Corp...................        8,654         255,834
Union Carbide Corp.........        4,493         255,259
Lincoln National Corp......        6,779         254,636
Archer-Daniels-Midland
  Co.......................       20,867         254,317
Goodyear Tire & Rubber
  Co.......................        5,265         253,378
LSI Logic Corp.*...........        4,834         248,951
PE Corp. - PE Biosystems
  Group....................        3,444         248,829
Allergan, Inc..............        2,248         247,280
Praxair, Inc...............        5,329         245,134
PECO Energy Co.............        6,531         244,912
IMS Health, Inc............       10,707         244,253
Entergy Corp...............        8,424         243,769
Alcan Aluminum, Ltd........        7,664         239,500
Danaher Corp...............        4,511         237,673
Becton, Dickinson and Co...        8,435         236,707
UNUM Corp..................        8,037         236,589
SLM Holding Corp...........        5,490         236,070
Novell, Inc.*..............       11,378         235,382
Georgia-Pacific Corp.......        5,801         234,940
Aetna, Inc.................        4,766         234,725
Adobe Systems, Inc.........        2,061         233,923
Lehman Brothers Holdings,
  Inc......................        4,011         233,891
Seagate Technology,
  Inc.*....................        7,519         231,679
Dollar General Corp........        7,470         230,636
Delta Air Lines, Inc.......        4,739         229,841

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Hershey Foods Corp.........        4,720    $    229,805
Regions Financial Corp.....        7,575         227,250
Jefferson-Pilot Corp.......        3,580         226,211
Air Products & Chemicals,
  Inc......................        7,753         225,322
American Electric Power
  Co., Inc.................        6,576         224,406
New York Times Co.,
  Class A..................        5,968         223,800
Avon Products, Inc.........        8,885         220,459
Burlington Resources,
  Inc......................        5,993         220,243
Republic New York Corp.....        3,555         218,410
Tricon Global Restaurants,
  Inc.*....................        5,187         212,343
Conseco, Inc...............       10,941         211,298
St. Paul Cos., Inc.........        7,644         210,210
Cincinnati Financial
  Corp.....................        5,582         209,499
Eaton Corp.................        2,421         208,963
Dana Corp..................        5,616         208,494
Huntington Bancshares,
  Inc......................        7,808         207,400
PacifiCorp.................       10,161         204,490
FirstEnergy Corp...........        8,014         204,357
Southtrust Corp............        5,658         202,981
Avery Dennison Corp........        3,843         202,718
TRW, Inc...................        4,072         202,582
Progressive Corp...........        2,461         201,033
Consolidated Natural Gas
  Co.......................        3,218         200,723
Fort James Corp............        7,457         199,009
Union Planters Corp........        4,818         196,334
Kmart Corp.*...............       16,718         195,392
KLA-Tencor Corp.*..........        2,976         193,440
Johnson Controls, Inc......        2,885         191,312
Century Telephone
  Enterprises, Inc.........        4,706         191,181
Summit Bancorp.............        5,785         187,651
Golden West Financial
  Corp.....................        1,904         187,068
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Amerada Hess Corp..........        3,025    $    185,281
Carolina Power and Light
  Co.......................        5,222         184,728
Tenet Healthcare Corp.*....       10,485         184,143
ADC Telecommunications,
  Inc......................        4,387         183,980
Fortune Brands, Inc........        5,630         181,567
UST, Inc...................        5,992         180,883
DTE Energy Co..............        4,966         179,397
Paine Webber Group, Inc....        4,932         178,785
Ameren Corp................        4,697         177,605
MGIC Investment Corp.......        3,681         175,768
National Semiconductor
  Corp.*...................        5,678         173,179
Kansas City Southern
  Industries...............        3,728         173,119
Network Appliance, Inc.*...        2,399         171,828
Synovus Financial Corp.....        9,160         171,178
Sempra Energy..............        8,129         169,185
Champion International
  Corp.....................        3,233         166,095
Whirlpool Corp.............        2,541         165,959
Dun & Bradstreet Corp......        5,549         165,776
Nabisco Group Holdings.....       10,990         164,850
Parker Hannifin Corp.......        3,661         164,059
Placer Dome, Inc...........       11,020         163,922
Dow Jones and Co., Inc.....        3,062         163,434
Apache Corp................        3,777         163,119
Kerr-McGee Corp............        2,958         162,875
Willamette Industries,
  Inc......................        3,765         162,366
Genuine Parts Co...........        6,055         160,836
Times Mirror Co., Class
  A........................        2,432         160,056
MBIA, Inc..................        3,368         157,033
Columbia Energy Group......        2,791         154,552
Florida Progress Corp......        3,334         154,197
Central & South West
  Corp.....................        7,287         153,938
Cinergy Corp...............        5,433         153,822
W. W. Grainger, Inc........        3,155         151,637

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     7

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Bear Stearns Cos., Inc.....        3,927    $    150,944
Ecolab, Inc................        4,375         149,297
Winn-Dixie Stores, Inc.....        5,025         149,180
Cooper Industries, Inc.....        3,186         148,945
Northrop Grumman Corp......        2,324         147,719
Sonat, Inc.................        3,712         147,320
Newmont Mining Corp........        5,675         146,841
PP&L Resources, Inc........        5,412         146,462
Knight-Ridder, Inc.........        2,661         146,022
ALZA Corp.*................        3,404         145,734
Sealed Air Corp.*..........        2,821         144,753
Constellation Energy
  Group....................        5,131         144,309
Brown-Forman Corp..........        2,313         144,273
H & R Block, Inc...........        3,277         142,345
AutoZone, Inc.*............        5,046         141,603
Hasbro, Inc................        6,580         141,059
Nucor Corp.................        2,953         140,637
GPU, Inc...................        4,305         140,451
Amsouth Bancorporation.....        5,958         139,641
Peoplesoft, Inc.*..........        8,143         137,922
Equifax, Inc...............        4,876         137,137
Union Pacific Resources
  Group, Inc...............        8,509         136,676
Inco Ltd...................        6,389         136,565
CMS Energy Corp............        4,003         135,852
Paccar, Inc................        2,649         134,768
Black & Decker Corp........        2,940         134,321
Reynolds Metals Co.........        2,196         132,584
New Century Energies,
  Inc......................        3,939         131,710
WellPoint Health
  Networks*................        2,275         129,675
Nordstrom, Inc.............        4,796         129,492
SAFECO Corp................        4,600         128,800
Office Depot, Inc.*........       12,618         128,546
R. R. Donnelley & Sons
  Co.......................        4,424         127,743
Tosco Corp.................        5,045         127,386
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Bausch & Lomb, Inc.........        1,924    $    126,864
Toys R Us, Inc.*...........        8,394         125,910
V. F. Corp.................        4,049         125,519
Vulcan Materials Co........        3,424         125,404
Scientific Atlanta, Inc....        2,527         125,244
Case Corp..................        2,512         125,129
Anardarko Petroleum
  Corp.....................        4,088         124,939
Parametric Technology
  Corp.*...................        9,152         123,552
International Flavors &
  Fragrances, Inc........ .        3,581         123,544
Countrywide Credit
  Industries, Inc..........        3,797         122,453
Ceridian Corp.*............        4,880         121,390
Rite Aid Corp..............        8,737         120,680
Sherwin-Williams Co........        5,722         119,804
Harrah's Entertainment,
  Inc.*....................        4,311         119,630
Mead Corp..................        3,430         117,906
Torchmark Corp.............        4,510         116,696
Temple-Inland, Inc.........        1,879         113,679
Northern States Power Co...        5,270         113,634
Fluor Corp.................        2,805         112,901
Wendy's International,
  Inc......................        4,165         109,852
Allegheny Teledyne, Inc....        6,506         109,789
Sigma-Aldrich Corp.........        3,411         108,299
B. F. Goodrich Co..........        3,730         108,170
Phelps Dodge Corp..........        1,950         107,372
Eastman Chemical Co........        2,643         105,720
Navistar International
  Corp.*...................        2,250         104,625
Owens-Illinois, Inc.*......        5,262         104,253
Crown Cork and Seal Co.,
  Inc......................        4,129         100,128
Harcourt General, Inc......        2,399          99,858
Biomet, Inc................        3,794          99,830
Maytag Corp................        2,988          99,538

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     8

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Niagara Mohawk Holdings,
  Inc.*....................        6,429    $     99,248
Watson Pharmaceuticals,
  Inc.*....................        3,230          98,717
Thomas & Betts Corp........        1,919          97,869
Tenneco, Inc...............        5,746          97,682
Pall Corp..................        4,210          97,619
Service Corp.
  International............        9,196          97,133
Hercules, Inc..............        3,332          95,378
ITT Industries, Inc........        2,977          94,706
Mirage Resorts, Inc.*......        6,719          94,486
Cabletron Systems, Inc.*...        5,818          91,270
Deluxe Corp................        2,643          89,862
St. Jude Medical, Inc.*....        2,839          89,428
King World Productions,
  Inc.*....................        2,381          89,287
Darden Restaurants, Inc....        4,517          88,364
Supervalu, Inc.............        4,026          87,817
Westvaco Corp..............        3,376          86,510
Hilton Hotels Corp.........        8,715          86,061
Advanced Micro Devices,
  Inc.*....................        4,995          85,852
Freeport-McMoRan Copper &
  Gold, Inc., Class B......        5,515          85,827
Healthsouth Corp.*.........       14,006          84,911
Sunoco, Inc................        3,064          83,877
Ashland, Inc...............        2,483          83,491
Consolidated Stores
  Corp.*...................        3,700          81,631
C. R. Bard, Inc............        1,708          80,383
Homestake Mining Co........        8,431          77,460
Engelhard Corp.............        4,241          77,133
USX-U. S. Steel Group......        2,994          77,096
Brunswick Corp.............        3,088          76,814
Stanley Works..............        2,999          75,537
Laidlaw, Inc...............       11,153          75,283
Great Lakes Chemical
  Corp.....................        1,975          75,173
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Harris Corp................        2,691    $     74,339
Dillards, Inc., Class A....        3,608          73,287
Mallinckrodt, Inc..........        2,385          71,997
Snap-On, Inc...............        2,211          71,857
Thermo Electron Corp.*.....        5,329          71,608
Allied Waste Industries,
  Inc......................        6,106          71,364
Cummins Engine Co..........        1,426          71,033
Boise Cascade Corp.........        1,912          69,668
Silicon Graphics, Inc.*....        6,364          69,606
Adolf Coors Co.............        1,249          67,602
Cyprus Amax Minerals
  Co.......................        3,398          66,686
Liz Claiborne, Inc.........        2,128          65,968
U. S. Airways Group,
  Inc.*....................        2,493          65,441
Manor Care, Inc.*..........        3,739          64,264
Meredith Corp..............        1,747          63,438
EG&G, Inc..................        1,524          60,674
Armstrong World Industries,
  Inc......................        1,336          60,036
Bemis Co., Inc.............        1,764          59,755
Nicor, Inc.................        1,587          59,017
Centex Corp................        1,995          58,977
American Greetings Corp....        2,241          57,706
Louisiana-Pacific Corp.....        3,649          57,016
Millipore Corp.............        1,488          55,893
Tektronix, Inc.............        1,607          53,834
Ikon Office Solutions,
  Inc......................        5,005          53,491
Worthington Industries,
  Inc......................        3,117          52,989
Crane Co...................        2,283          51,225
FMC Corp.*.................        1,049          50,614
Ryder System, Inc..........        2,398          48,859
Andrew Corp.*..............        2,775          48,216
Briggs & Stratton Corp.....          786          45,883
Ball Corp..................        1,033          45,517
Rowan Cos., Inc.*..........        2,798          45,467
Alberto-Culver Co..........        1,930          44,631
Autodesk, Inc..............        1,991          43,553

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     9

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Cooper Tire & Rubber Co....        2,460    $     43,357
National Service
  Industries, Inc..........        1,374          43,281
Shared Medical Systems
  Corp.....................          903          42,215
Helmerich & Payne, Inc.....        1,664          42,120
Peoples Energy Corp........        1,187          41,768
McDermott International,
  Inc......................        1,995          40,399
Owens Corning..............        1,833          39,753
Great Atlantic & Pacific
  Tea Co., Inc.............        1,299          39,376
Longs Drug Stores, Inc.....        1,315          39,286
Tupperware Corp............        1,933          39,143
Potlatch Corp..............          948          39,046
Polaroid Corp..............        1,499          38,974
Humana, Inc.*..............        5,644          38,803
W. R. Grace & Co.*.........        2,308          37,072
Eastern Enterprises........          792          36,778
Data General Corp.*........        1,715          36,122
Kaufman & Broad Home
  Corp.....................        1,711          35,289
Asarco, Inc................        1,284          34,427
Oneok, Inc.................        1,119          33,920
Timken Co..................        2,095          33,782
Bethlehem Steel Corp.*.....        4,425          32,634
Pulte Corp.................        1,459          31,733
Pep Boys Manny Moe &
  Jack.....................        1,766          26,269
Milacron, Inc..............        1,289          22,880
Fleetwood Enterprises,
  Inc......................        1,132          22,852
Jostens, Inc...............        1,140          21,802
Springs Industries, Inc....          603    $     20,464
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Reebok International,
  Ltd.*....................        1,894          20,242
NACCO Industries, Inc......          285          19,914
Foster Wheeler Corp........        1,474          17,780
Russell Corp...............        1,158          16,429
Fruit of the Loom, Ltd.*...        2,446           8,102
                                            ------------
  Total Common Stocks
    (Cost $288,397,492)....                  356,126,412
                                            ------------

                                       FACE
                                     AMOUNT
                                -----------
FEDERAL AGENCY
 DISCOUNT NOTES 13.8%
Fannie Mae 5.02% 10/25/99...    $25,000,000      24,916,333
Fannie Mae 4.98%
  10/26/99**................     40,000,000      39,861,667
                                               ------------
    Total Federal Agency
      Discount Notes
      (Cost $64,778,000)....                     64,778,000
                                               ------------

                                  CONTRACTS
                                -----------
OPTIONS PURCHASED 2.1%
Call Options on:
  December 1999 S&P 500
    Futures Contracts,
    Expiring December 1999,
    with strike 900.........             99       9,857,925
Put Options on:
  October 1999 S&P 500
    Futures Contracts,
    Expiring October 1999,
    with strike 925.........          1,310          32,750
                                               ------------
    Total Options Purchased
      (Cost $11,477,013)....                      9,890,675
                                               ------------

 * NON-INCOME PRODUCING SECURITIES
** A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.
SEE NOTES TO FINANCIAL STATEMENTS.     10

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                     MARKET
                                                                                      VALUE
                                                                FACE AMOUNT        (NOTE 1)
                                                                -----------    ------------
REPURCHASE AGREEMENTS 8.0%
Repurchase Agreements Collaterialized by U.S. Treasury
  Obligations:
5.20% due 10/01/99 (Note 3).................................    $18,637,502    $ 18,637,502
5.25% due 10/01/99 (Note 3).................................      9,331,249       9,331,249
5.28% due 10/01/99 (Note 3).................................      9,331,249       9,331,249
                                                                               ------------
    Total Repurchase Agreements (Cost $37,300,000)..........                     37,300,000
                                                                               ------------
    Total Investments 100% (Cost $401,952,505)..............                   $468,095,087
                                                                               ============

--------------------------------------------------------------------------------

                                                                                 UNREALIZED
                                                                                       LOSS
                                                                  CONTRACTS        (NOTE 1)
                                                                -----------    ------------
FUTURES CONTRACTS PURCHASED
December 1999 S&P 500 Futures Contracts
    (Underlying Face Amount at Market Value $469,972,850)...          1,453    $(16,350,257)
                                                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.     11

                               RYDEX SERIES TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                      MARKET
                                                                                       VALUE
                                                                 FACE AMOUNT        (NOTE 1)
                                                                ------------    ------------
FEDERAL AGENCY DISCOUNT NOTES 69.6%
Fannie Mae 5.14% 10/05/99...................................    $ 25,000,000    $ 24,985,722
Fannie Mae 5.20% 10/08/99...................................      25,000,000      24,974,722
Fannie Mae 5.17% 10/18/99...................................      25,000,000      24,938,965
Fannie Mae 5.12% 10/25/99...................................      25,000,000      24,914,667
Fannie Mae 5.21% 12/07/99...................................      25,000,000      24,757,590
Fannie Mae 5.20% 12/15/99...................................      25,000,000      24,729,167
Federal Farm Credit Banks 5.14% 10/01/99....................      25,000,000      25,000,000
Federal Farm Credit Banks 5.13% 10/04/99....................      25,000,000      24,989,313
Federal Farm Credit Banks 5.15% 10/12/99....................      23,000,000      22,963,807
Federal Home Loan Banks 5.17% 10/01/99......................     100,000,000     100,000,000
Federal Home Loan Banks 5.12% 10/14/99......................      25,000,000      24,953,778
Federal Home Loan Banks 5.14% 10/22/99**....................      30,000,000      29,910,050
Freddie Mac 5.16% 10/07/99..................................      25,000,000      24,978,500
Freddie Mac 5.04% 10/14/99..................................      25,000,000      24,954,500
Freddie Mac 5.20% 10/15/99..................................      25,000,000      24,949,444
Freddie Mac 5.14% 10/21/99..................................      25,000,000      24,928,611
Freddie Mac 5.23% 11/05/99..................................      25,000,000      24,872,882
Freddie Mac 5.17% 11/10/99..................................      25,000,000      24,856,389
                                                                                ------------
    Total Federal Agency Discount Noted (Cost
      $526,658,107).........................................                     526,658,107
                                                                                ------------
U.S. TREASURY OBLIGATIONS 14.4%
U.S. Treasury Bill 4.460% 10/14/99..........................      25,000,000      24,959,736
U.S. Treasury Bill 4.745% 11/12/99**........................      30,000,000      29,833,925
U.S. Treasury Bill 4.625% 11/18/99**........................      55,000,000      54,660,833
                                                                                ------------
    Total U.S. Treasury Oligations (Cost $109,454,494)......                     109,454,494
                                                                                ------------

                                                                   CONTRACTS
                                                                ------------
OPTIONS PURCHASED 0.8%
Put Options on:
  December 1999 S&P 500 Futures Contracts, Expiring
    December 1999, with strike 1600.........................              80       6,036,000
                                                                                ------------
    Total Options Purchased (Cost $4,800,560)...............                       6,036,000
                                                                                ------------

** A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.
See Notes to Financial Statements.     12

                               RYDEX SERIES TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                      MARKET
                                                                                       VALUE
                                                                 FACE AMOUNT        (NOTE 1)
                                                                ------------    ------------
REPURCHASE AGREEMENTS 15.2%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
5.20% due 10/01/99 (Note 3).................................    $ 57,411,504    $ 57,411,504
5.25% due 10/01/99 (Note 3).................................      28,744,248      28,744,248
5.28% due 10/01/99 (Note 3).................................      28,744,248      28,744,248
                                                                                ------------
    Total Repurchase Agreements (Cost $114,900,000).........                     114,900,000
                                                                                ------------
    Total Investments 100% (Cost $755,813,161)..............                    $757,048,601
                                                                                ============

--------------------------------------------------------------------------------

                                                                                 UNREALIZED
                                                                                       GAIN
                                                                  CONTRACTS        (NOTE 1)
                                                                -----------    ------------
FUTURES CONTRACTS SOLD SHORT
  December 1999 S&P 500 Futures Contracts
    (Underlying Face Amount at Market Value $693,800,250)...          2,145    $ 23,014,972
                                                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.     13

                               RYDEX SERIES TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                       MARKET
                                                                       FACE             VALUE
                                                                     AMOUNT          (NOTE 1)
                                                                -----------    --------------
FEDERAL AGENCY DISCOUNT NOTES 69.2%
Fannie Mae 5.04% 10/04/99...................................    $25,000,000    $   24,989,500
Fannie Mae 5.00% 10/07/99...................................     25,000,000        24,979,167
Fannie Mae 5.20% 10/08/99...................................     25,000,000        24,974,722
Fannie Mae 5.08% 10/12/99...................................     25,000,000        24,961,194
Fannie Mae 5.19% 10/13/99...................................     25,000,000        24,956,750
Fannie Mae 5.02% 10/19/99...................................     25,000,000        24,937,250
Fannie Mae 5.08% 10/21/99...................................     25,000,000        24,929,444
Fannie Mae 5.01% 10/22/99...................................     25,000,000        24,926,937
Fannie Mae 5.02% 10/25/99...................................     25,000,000        24,916,333
Fannie Mae 5.00% 10/26/99...................................     25,000,000        24,913,194
Fannie Mae 5.12% 10/27/99...................................     25,000,000        24,907,555
Fannie Mae 5.20% 11/02/99...................................     25,000,000        24,884,445
Fannie Mae 5.16% 11/23/99...................................     25,000,000        24,810,083
Fannie Mae 5.21% 12/02/99...................................     20,000,000        19,820,544
Fannie Mae 5.19% 12/06/99...................................     25,000,000        24,762,125
Fannie Mae 5.22% 12/13/99...................................     25,000,000        24,735,375
Fannie Mae 5.19% 12/14/99...................................     25,000,000        24,733,292
Fannie Mae 5.20% 12/15/99...................................     25,000,000        24,729,167
Fannie Mae 5.21% 12/17/99...................................     25,000,000        24,721,410
Fannie Mae 5.45% 01/18/00...................................     25,000,000        24,587,465
Farmer Mac 5.48% 01/12/00...................................     25,000,000        24,608,028
Federal Farm Credit Banks 5.09% 10/05/99....................     25,000,000        24,985,861
Federal Farm Credit Banks 5.15% 11/09/99....................     25,000,000        24,860,521
Federal Home Loan Banks 5.17% 10/01/99......................     50,000,000        50,000,000
Federal Home Loan Banks 5.12% 10/14/99......................     25,000,000        24,953,778
Federal Home Loan Banks 5.11% 10/29/99......................     25,000,000        24,900,639
Federal Home Loan Banks 5.16% 11/15/99......................     25,000,000        24,838,750
Federal Home Loan Banks 5.14% 11/24/99......................     25,000,000        24,807,250
Federal Home Loan Banks 5.17% 11/26/99......................     25,000,000        24,798,945
Federal Home Loan Banks 5.19% 12/23/99......................     25,000,000        24,700,854
Federal Home Loan Banks 5.21% 01/06/00......................     25,000,000        24,649,049
Freddie Mac 5.12% 10/01/99..................................     25,000,000        25,000,000
Freddie Mac 5.20% 10/01/99..................................     25,000,000        25,000,000
Freddie Mac 4.76% 10/06/99..................................     30,000,000        29,980,167
Freddie Mac 5.21% 10/15/99..................................     25,000,000        24,949,347
Freddie Mac 4.81% 10/18/99..................................     30,000,000        29,931,858
Freddie Mac 4.84% 11/22/99..................................     25,000,000        24,825,222
                                                                               --------------
    Total Federal Agency Discount Notes (Cost
      $949,966,221).........................................                      949,966,221
                                                                               --------------

See Notes to Financial Statements.     14

                               RYDEX SERIES TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                       MARKET
                                                                       FACE             VALUE
                                                                     AMOUNT          (NOTE 1)
                                                                -----------    --------------
FEDERAL AGENCY BONDS 12.6%
Fannie Mae 5.02% 04/26/00...................................    $25,000,000    $   24,996,164
Fannie Mae 5.04% 02/23/00...................................     25,000,000        24,996,921
Federal Farm Credit Banks 5.10% 11/01/99....................     25,000,000        25,000,000
Federal Home Loan Banks 5.10% 05/11/00......................     30,000,000        30,000,000
Federal Home Loan Banks 5.20% 05/26/00......................     28,000,000        27,995,188
Federal Home Loan Banks 5.68% 08/16/00......................     25,000,000        25,000,000
Federal Home Loan Banks 5.81% 08/23/00......................     15,000,000        15,000,000
                                                                               --------------
    Total Federal Agency Bonds (Cost $172,988,273)..........                      172,988,273
                                                                               --------------
U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bill 4.25% 10/28/99...........................     50,000,000        49,840,625
                                                                               --------------
    Total U.S. Treasury Obligations (Cost $49,840,625)......                       49,840,625
                                                                               --------------
REPURCHASE AGREEMENTS 14.6%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
5.20% due 10/01/99 (Note 3).................................    100,032,924       100,032,924
5.25% due 10/01/99 (Note 3).................................     50,083,538        50,083,538
5.28% due 10/01/99 (Note 3).................................     50,083,538        50,083,538
                                                                               --------------
    Total Repurchase Agreements (Cost $200,200,000).........                      200,200,000
                                                                               --------------
    Total Investments 100% (Cost $1,372,995,119)............                   $1,372,995,119
                                                                               ==============

See Notes to Financial Statements.     15

                               RYDEX SERIES TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                SHARES          (NOTE 1)
                           -----------    --------------
COMMON STOCKS 98.0%
Microsoft Corp.*.......      2,327,778    $  210,809,395
Intel Corp.............      1,552,275       115,353,436
Cisco Systems, Inc.*...      1,530,342       104,924,073
MCI WorldCom, Inc.*....        890,749        64,022,584
Dell Computer Corp.*...      1,239,300        51,818,231
QUALCOMM, Inc.*........        257,030        48,626,863
Sun Microsystems,
  Inc.*................        441,441        41,054,013
Nextel Communications,
  Inc., Class A*.......        541,666        36,731,726
Oracle Corp.*..........        777,500        35,376,273
Yahoo! Inc.*...........        162,345        29,140,928
Amgen, Inc.*...........        324,282        26,428,983
Amazon.com, Inc.*......        293,489        23,460,777
Applied Materials,
  Inc.*................        255,942        19,883,494
JDS Uniphase Corp.*....        173,166        19,708,455
Biogen, Inc.*..........        247,936        19,540,456
Comcast Corp., Special
  Class A..............        460,004        18,342,660
Apple Computer,
  Inc.*................        289,553        18,332,324
Xilinx, Inc.*..........        274,213        17,969,521
Veritas Software
  Corp.*...............        227,778        17,296,892
BMC Software, Inc.*....        238,004        17,032,161
CMGI, Inc.*............        165,387        16,952,168
Tellabs, Inc.*.........        295,314        16,814,441
Linear Technology
  Corp.................        276,992        16,281,936
Level 3 Communications,
  Inc.*................        311,499        16,266,088
Altera Corp.*..........        372,570        16,160,224
Maxim Integrated
  Products, Inc.*......        253,732        16,008,903
Global Crossing,
  Ltd.*................        590,637        15,651,881
Qwest Communications
  International,
  Inc.*................        513,815        15,189,656
At Home Corp., Series
  A*...................        343,774        14,245,135
Immunex Corp.*.........        296,697        12,869,232
Costco Wholesale
  Corp.*...............        153,800        11,073,600
Novell, Inc.*..........        529,417        10,952,314
NTL, Inc.*.............        112,122        10,774,223
Paychex, Inc...........        310,852        10,607,824
Conexant Systems,
  Inc.*................        141,727        10,297,352
                                                  MARKET
                                                   VALUE
                                SHARES          (NOTE 1)
                           -----------    --------------
LM Ericsson Telephone
  Co., Class B,
  Sponsored ADR........        326,130    $   10,191,562
Cintas Corp............        175,562        10,149,678
PanAmSat Corp.*........        270,937         9,787,599
KLA-Tencor Corp.*......        144,611         9,399,715
Chiron Corp.*..........        338,766         9,379,584
ADC Telecommunications,
  Inc.*................        222,888         9,347,366
Siebel Systems,
  Inc.*................        140,075         9,332,497
Vitesse Semiconductor
  Corp.*...............        108,595         9,271,298
Intuit, Inc.*..........        104,803         9,186,638
Adobe Systems, Inc.....         79,486         9,021,661
Staples, Inc.*.........        412,266         8,992,552
Bed Bath & Beyond,
  Inc.*................        243,272         8,499,316
Citrix Systems,
  Inc.*................        136,501         8,454,531
Starbucks Corp.*.......        336,131         8,329,746
USA Networks, Inc.*....        202,837         7,859,934
Compuware Corp.*.......        296,109         7,717,341
Peoplesoft, Inc.*......        455,537         7,715,658
Visx, Inc.*............         95,941         7,588,333
Ciena Corp.*...........        202,706         7,398,769
Lycos, Inc.*...........        139,445         6,989,681
3Com Corp.*............        238,530         6,857,738
Parametric Technology
  Corp.*...............        487,527         6,581,614
Fiserv, Inc.*..........        200,950         6,530,875
Concord EFS, Inc.*.....        311,966         6,434,299
Comverse Technology,
  Inc.*................         68,016         6,414,759
American Power
  Conversion Corp.*....        330,537         6,280,203
Genzyme Corp. - General
  Division*............        139,077         6,267,157
Sanmina Corp.*.........         80,212         6,206,404
Smurfit-Stone Container
  Corp.*...............        286,988         6,206,115
Electronic Arts,
  Inc.*................         85,705         6,202,899
Synopsys, Inc.*........        110,284         6,193,136
PACCAR, Inc............        117,440         5,974,760
CNET, Inc.*............         98,781         5,531,736

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     16

                               RYDEX SERIES TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

Centocor, Inc.*........         91,934    $    5,383,885
Biomet, Inc............        199,689         5,254,317
Sigma-Aldrich Corp.....        137,000         4,349,750
Adaptec, Inc.*.........        107,267         4,257,159
Quintiles Transnational
  Corp.*...............        213,816         4,069,186
Molex, Inc.............        100,258         3,646,885
Network Associates,
  Inc.*................        190,280         3,639,105
Atmel Corp.*...........         98,482         3,329,923
Dollar Tree Stores,
  Inc.*................         76,231         3,044,476
PacifiCare Health
  Systems, Inc.,
  Class B*.............         53,588         2,317,681
Northwest Airlines
  Corp.*...............         90,769         2,314,609
Reuters Group, Plc.,
  Sponsored ADR........         30,114         2,074,102
Apollo Group, Inc.,
  Class A*.............         97,018         2,049,505
Fastenal Co............         36,979         1,742,635
Autodesk, Inc..........         66,561         1,456,022
Tech Data Corp.*.......         62,499         1,455,055
Worthington Industries,
  Inc..................         80,185         1,363,145
First Health Group
  Corp.*...............         45,313         1,016,710
CBRL Group, Inc........         59,536           922,808
Cambridge Technology
  Partners, Inc.*......         61,081           885,675
                                          --------------
    Total Common Stocks
      (Cost
      $833,302,627)....                    1,456,866,009
                                          --------------

                                                  MARKET
                                                   VALUE
                           FACE AMOUNT          (NOTE 1)
                           -----------    --------------
REPURCHASE
 AGREEMENTS 2.0%
Repurchase Agreements
  Collateralized by
  U.S. Treasury
  Obligations:
  5.20% due 10/01/99
    (Note 3)...........    $15,039,916    $   15,039,916
  5.25% due 10/01/99
    (Note 3)...........      7,530,042         7,530,042
  5.28% due 10/01/99
    (Note 3)...........      7,530,042         7,530,042
                                          --------------
    Total Repurchase
      Agreements (Cost
      $30,100,000).....                       30,100,000
                                          --------------
    Total Investments
      100% (Cost
      $863,402,627)....                   $1,486,966,009
                                          ==============

--------------------------------------------------------------------------------

                                                                               UNREALIZED
                                                                                     LOSS
                                                                CONTRACTS        (NOTE 1)
                                                                ---------    ------------
FUTURES CONTRACTS PURCHASED
  December 1999 NASDAQ 100 Futures Contracts
    (Underlying Face Amount at Market Value $15,814,500)               65    $   (519,355)
                                                                             ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     17

                               RYDEX SERIES TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                    MARKET
                                                                                     VALUE
                                                                FACE AMOUNT       (NOTE 1)
                                                                -----------    -----------
U.S. TREASURY OBLIGATIONS 90.3%
U.S. Treasury Bond 6.125% 08/15/29..........................    $24,315,000    $24,539,154
                                                                               -----------
    Total U. S. Treasury Obligations (Cost $24,667,402).....                    24,539,154
                                                                               -----------

                                                                  CONTRACTS
                                                                -----------
OPTIONS PURCHASED 4.2%
Call Options on:
  December 1999 U.S. Treasury Bond Futures Contracts,
    Expiring December 1999, with strike 100.................             82      1,142,875
                                                                               -----------
    Total Options Purchased (Cost $1,160,231)...............                     1,142,875
                                                                               -----------

                                                                FACE AMOUNT
                                                                -----------
REPURCHASE AGREEMENTS 5.5%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  5.20% due 10/01/99 (Note 3)...............................       $749,498        749,498
  5.25% due 10/01/99 (Note 3)...............................        375,251        375,251
  5.28% due 10/01/99 (Note 3)...............................        375,251        375,251
                                                                               -----------
    Total Repurchase Agreements (Cost $1,500,000)...........                     1,500,000
                                                                               -----------
    Total Investments 100% (Cost $27,327,633)...............                   $27,182,029
                                                                               ===========

See Notes to Financial Statements.     18

                               RYDEX SERIES TRUST

                                   JUNO FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                    MARKET
                                                                                     VALUE
                                                                FACE AMOUNT       (NOTE 1)
                                                                -----------    -----------
FEDERAL AGENCY DISCOUNT NOTES 64.3%
Federal Farm Credit Banks 5.14% 10/01/99....................    $10,000,000    $10,000,000
                                                                               -----------
    Total Federal Agency Discount Notes (Cost
      $10,000,000)..........................................                    10,000,000
                                                                               -----------

                                                                  CONTRACTS
                                                                -----------
OPTIONS PURCHASED 2.9%
Put Options on:
  December 1999 U.S. Treasury Bond Futures Contracts,
    Expiring December 1999, with strike 124.................             44        442,750
                                                                               -----------
    Total Options Purchased (Cost $410,168).................                       442,750
                                                                               -----------

                                                                FACE AMOUNT
                                                                -----------
REPURCHASE AGREEMENTS 32.8%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  5.20% due 10/01/99 (Note 3)...............................    $2,548,292       2,548,292
  5.25% due 10/01/99 (Note 3)...............................     1,275,854       1,275,854
  5.28% due 10/01/99 (Note 3)...............................     1,275,854       1,275,854
                                                                               -----------
    Total Repurchase Agreements (Cost $5,100,000)...........                     5,100,000
                                                                               -----------
    Total Investments 100% (Cost $15,510,168)...............                   $15,542,750
                                                                               ===========
------------------------------------------------------------------------------------------

                                                                               UNREALIZED
                                                                                     GAIN
                                                                 CONTRACTS       (NOTE 1)
                                                                ----------    -----------
FUTURES CONTRACTS SOLD SHORT
    December 1999 U. S. Treasury Bond Futures Contracts
      (Underlying Face Amount at Market Value $9,684,688)...            85    $   164,427
                                                                              ===========

See Notes to Financial Statements.     19

                               RYDEX SERIES TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                     MARKET
                                                                       FACE           VALUE
                                                                     AMOUNT        (NOTE 1)
                                                                -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 65.1%
Fannie Mae 5.17% 10/18/99...................................    $25,000,000    $ 24,938,965
Federal Home Loan Banks 5.17% 10/01/99......................     25,000,000      25,000,000
Federal Home Loan Banks 5.13% 10/04/99......................     25,000,000      24,989,313
Federal Home Loan Banks 5.12% 10/22/99......................     25,000,000      24,925,333
                                                                               ------------
    Total Federal Agency Discount Notes (Cost
      $99,853,611)..........................................                     99,853,611
                                                                               ------------

REPURCHASE AGREEMENTS 34.9%
Repurchase Agreements Collateralized by U. S. Treasury
  Obligations:
  5.20% due 10/01/99 (Note 3)...............................    26,782,042      26,782,042
  5.25% due 10/01/99 (Note 3)...............................    13,408,979      13,408,979
  5.28% due 10/01/99 (Note 3)...............................    13,408,979      13,408,979
                                                                              ------------
    Total Repurchase Agreements (Cost $53,600,000)..........                    53,600,000
                                                                              ------------
        Total Investments 100% (Cost $153,453,611)..........                  $153,453,611
                                                                              ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.     20

                               RYDEX SERIES TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
COMMON STOCKS SOLD SHORT
Microsoft Corp.*...........     (210,173)   $(19,033,792)
Intel Corp.................     (140,730)    (10,457,998)
Cisco Systems, Inc.*.......     (139,775)     (9,583,323)
MCI WorldCom, Inc.*........      (81,041)     (5,824,822)
Dell Computer Corp.*.......     (112,064)     (4,685,676)
QUALCOMM, Inc.*............      (23,065)     (4,363,610)
Sun Microsystems, Inc.*....      (40,109)     (3,730,137)
Nextel Communications,
  Inc., Class A*...........      (48,210)     (3,269,241)
Oracle Corp.*..............      (70,576)     (3,211,208)
Yahoo! Inc.*...............      (14,885)     (2,671,857)
Amgen, Inc.*...............      (29,123)     (2,373,524)
Amazon.com, Inc.*..........      (27,154)     (2,170,623)
Applied Materials, Inc.*...      (23,274)     (1,808,099)
JDS Uniphase Corp.*........      (15,853)     (1,804,270)
Biogen, Inc.*..............      (22,438)     (1,768,395)
Comcast Corp., Special
  Class A..................      (41,603)     (1,658,920)
Apple Computer, Inc.*......      (26,070)     (1,650,557)
Xilinx, Inc.*..............      (24,814)     (1,626,092)
Veritas Software Corp.*....      (20,839)     (1,582,462)
BMC Software, Inc.*........      (21,950)     (1,570,797)
CMGI, Inc.*................      (15,022)     (1,539,755)
Tellabs, Inc.*.............      (26,844)     (1,528,430)
                                                  MARKET
                                                   VALUE
                                  SHARES        (NOTE 1)
                               ---------    ------------
Level 3 Communications,
  Inc.*....................      (28,209)   $ (1,473,039)
Altera Corp.*..............      (33,632)     (1,458,788)
Linear Technology Corp.....      (24,792)     (1,457,305)
Maxim Integrated Products,
  Inc.*....................      (22,873)     (1,443,143)
Global Crossing, Ltd.*.....      (53,640)     (1,421,460)
Qwest Communications
  International, Inc.*.....      (46,606)     (1,377,790)
At Home Corp., Series A*...      (31,704)     (1,313,734)
Immunex Corp.*.............      (26,717)     (1,158,850)
Costco Wholesale Corp.*....      (13,953)     (1,004,616)
Novell, Inc.*..............      (48,369)     (1,000,634)
NTL, Inc.*.................      (10,151)       (975,448)
Paychex, Inc...............      (28,187)       (961,881)
Conexant Systems, Inc.*....      (12,966)       (942,061)
LM Ericsson Telephone Co.,
  Series B, Sponsored ADR..      (29,662)       (926,937)
Cintas Corp................      (15,980)       (923,844)
PanAmSat Corp.*............      (24,490)       (884,701)
Siebel Systems, Inc.*......      (13,101)       (872,854)
Intuit, Inc.*..............       (9,743)       (854,035)
ADC Telecommunications,
  Inc.*....................      (20,340)       (853,009)

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     21

                               RYDEX SERIES TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                 SHARES         (NOTE 1)
                              ---------    -------------
Vitesse Semiconductor
  Corp.*..................       (9,936)   $    (848,286)
KLA-Tencor Corp.*.........      (12,976)        (843,440)
Chiron Corp.*.............      (30,390)        (841,423)
Adobe Systems, Inc........       (7,298)        (828,323)
Staples, Inc.*............      (37,592)        (819,975)
Bed Bath & Beyond, Inc.*..      (22,469)        (785,011)
Citrix Systems, Inc.*.....      (12,516)        (775,210)
Starbucks Corp.*..........      (30,414)        (753,697)
Ciena Corp.*..............      (19,647)        (717,115)
USA Networks, Inc.*.......      (18,443)        (714,666)
Peoplesoft, Inc.*.........      (41,721)        (706,649)
Lycos, Inc.*..............      (14,018)        (702,653)
Compuware Corp.*..........      (26,509)        (690,891)
Visx, Inc.*...............       (8,729)        (690,409)
3Com Corp.*...............      (21,828)        (627,555)
Fiserv, Inc.*.............      (18,304)        (594,880)
Parametric Technology
  Corp.*..................      (43,716)        (590,166)
Sanmina Corp.*............       (7,543)        (583,640)
American Power Conversion
  Corp.*..................      (30,332)        (576,308)
Genzyme Corp. - General
  Division*...............      (12,704)        (572,474)
Concord EFS Inc.*.........      (27,536)        (567,930)
CNET, Inc.*...............       (9,991)        (559,496)
Synopsys, Inc.*...........       (9,943)        (558,362)
Smurfit-Stone Container
  Corp.*..................      (25,625)        (554,141)
                                                  MARKET
                                                   VALUE
                                 SHARES         (NOTE 1)
                              ---------    -------------
Electronic Arts, Inc.*....       (7,581)   $    (548,675)
PACCAR, Inc...............      (10,486)        (533,475)
Centocor, Inc.*...........       (8,292)        (485,600)
Biomet, Inc...............      (18,314)        (481,887)
Sigma-Aldrich Corp........      (12,739)        (404,463)
Quintiles Transnational
  Corp.*..................      (19,324)        (367,760)
Network Associates,
  Inc.*...................      (17,405)        (332,871)
Molex, Inc................       (9,042)        (328,903)
Dollar Tree Stores,
  Inc.*...................       (6,803)        (271,695)
PacifiCare Health Systems
  Inc., Class B*..........       (5,080)        (219,710)
Northwest Airlines
  Corp.*..................       (8,348)        (212,874)
Reuters Group, Plc,
  Sponsored ADR...........       (2,761)        (190,164)
Apollo Group, Inc., Class
  A*......................       (8,721)        (184,231)
Herman Miller, Inc........       (7,702)        (184,126)
Ross Stores, Inc..........       (8,517)        (171,405)
Autodesk, Inc.............       (5,912)        (129,325)
Tech Data Corp.*..........       (5,351)        (124,578)
CBRL Group, Inc...........       (5,167)         (80,088)
Cambridge Technology
  Partners, Inc.*.........       (5,176)         (75,052)
Stewart Enterprises, Inc.,
  Class A.................      (10,805)         (65,504)
                                           -------------
    Total Common Stocks
      Sold Short (Proceeds
      $141,782,562).......                 $(131,112,803)
                                           =============

                                                                               UNREALIZED
                                                                                     GAIN
                                                                CONTRACTS        (NOTE 1)
                                                                ---------    ------------
FUTURES CONTRACTS SOLD SHORT
December 1999 NASDAQ 100 Futures Contracts
  (Underlying Face Amount at Market Value $71,530,200)......          294    $  1,859,392
                                                                             ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     22

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                                                      U.S.
                                                                                                GOVERNMENT
                                                                                                     MONEY
                                                                      NOVA           URSA           MARKET              OTC
                                                                      FUND           FUND             FUND             FUND
                                                              ------------   ------------   --------------   --------------
ASSETS
  Repurchase Agreements.....................................  $ 37,300,000   $114,900,000   $  200,200,000   $   30,100,000
  Investment Securities.....................................   430,795,087    642,148,601    1,172,795,119    1,456,866,009
                                                              ------------   ------------   --------------   --------------
  Securities at Value (Note 1)--See Accompanying
    Schedules...............................................   468,095,087    757,048,601    1,372,995,119    1,486,966,009
  Receivable for Futures Contracts Settlement...............     3,384,963        --              --                 94,250
  Investment Income Receivable..............................       486,354         16,700        2,290,572           11,728
  Cash in Custodian Bank....................................     1,505,057      1,521,840           46,120           60,396
  Cash on Deposit with Broker...............................     4,368,750        --              --                810,833
  Receivable for Shares Purchased...........................   117,699,521     17,439,543       51,015,912       61,886,511
  Other Assets..............................................       309,731         24,830          211,656          608,949
                                                              ------------   ------------   --------------   --------------
    Total Assets............................................   595,849,463    776,051,514    1,426,559,379    1,550,438,676
                                                              ------------   ------------   --------------   --------------
LIABILITIES
  Payable for Securities Purchased..........................       --             --              --             40,725,166
  Payable for Futures Contracts Settlement..................       --           7,960,605         --               --
  Liability for Shares Redeemed.............................    16,265,651     47,836,095      279,091,112       21,546,334
  Dividends Payable.........................................       --             --               207,009         --
  Investment Advisory Fee Payable...........................       339,912        449,843          494,901        1,002,836
  Transfer Agent Fee Payable................................       113,304        124,956          197,960          267,423
  Distribution and Service Fee Payable......................         9,532          2,381          148,885           25,853
  Other Liabilities.........................................           197         19,575         --                  5,464
                                                              ------------   ------------   --------------   --------------
    Total Liabilities.......................................    16,728,596     56,393,455      280,139,867       63,573,076
                                                              ------------   ------------   --------------   --------------
NET ASSETS..................................................  $579,120,867   $719,658,059   $1,146,419,512   $1,486,865,600
                                                              ============   ============   ==============   ==============
INVESTOR CLASS:
  Net Assets................................................  $551,335,289   $712,982,890     $728,989,916   $1,454,945,267
  Shares Outstanding........................................    16,205,805     80,584,748      729,309,317       26,824,064
  Net Asset Value Per Share.................................        $34.02          $8.85            $1.00           $54.24
ADVISOR CLASS:
  Net Assets................................................   $27,785,578     $6,675,169     $417,429,596      $31,920,333
  Shares Outstanding........................................       820,662        760,703      417,663,908          591,468
  Net Asset Value Per Share.................................        $33.86          $8.78            $1.00           $53.97

See Notes to Financial Statements.     23

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                                     U.S.
                                                               GOVERNMENT          JUNO         ARKTOS
                                                                BOND FUND          FUND           FUND
                                                              -----------   -----------   ------------
ASSETS
  Repurchase Agreements.....................................  $ 1,500,000   $ 5,100,000   $ 53,600,000
  Investment Securities.....................................   25,682,029    10,442,750     99,853,611
                                                              -----------   -----------   ------------
  Securities at Value (Note 1)--See Accompanying
    Schedules...............................................   27,182,029    15,542,750    153,453,611
  Receivable-Short Sales Open...............................      --            --         141,782,562
  Receivable for Securities Sold............................      --            180,954        --
  Investment Income Receivable..............................      193,286           741          7,791
  Cash in Custodian Bank....................................       77,909        86,481         63,042
  Cash on Deposit with Broker...............................      --            --          31,611,630
  Receivable for Shares Purchased...........................    2,844,403       309,701     14,764,990
  Unamortized Organization Costs (Note 1)...................      --              2,880        --
                                                              -----------   -----------   ------------
    Total Assets............................................   30,297,627    16,123,507    341,683,626
                                                              -----------   -----------   ------------
LIABILITIES
  Payable for Securities Purchased..........................    2,216,864       --             --
  Payable for Futures Contracts Settlement..................      --             95,366        401,655
  Short Sale at Market Value................................      --            --         131,112,803
  Liability for Shares Redeemed.............................      712,021     4,434,949      5,858,126
  Dividends Payable.........................................        5,652       --             --
  Investment Advisory Fee Payable...........................        9,934        14,299        172,992
  Transfer Agent Fee Payable................................        3,974         3,972         50,801
  Other Liabilities.........................................        7,322        21,840         68,244
                                                              -----------   -----------   ------------
    Total Liabilities.......................................    2,955,767     4,570,426    137,664,621
                                                              -----------   -----------   ------------
NET ASSETS..................................................  $27,341,860   $11,553,081   $204,019,005
                                                              ===========   ===========   ============
INVESTOR CLASS:
  Net Assets................................................  $27,341,860   $11,553,081   $204,019,005
  Shares Outstanding........................................    2,981,224     1,241,136     30,062,718
  Net Asset Value Per Share.................................        $9.17         $9.31          $6.79
ADVISOR CLASS:
  Net Assets................................................          N/A           N/A            N/A
  Shares Outstanding........................................
  Net Asset Value Per Share.................................

See Notes to Financial Statements.     24

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1999

--------------------------------------------------------------------------------

                                                                                                   U.S.
                                                                                             GOVERNMENT
                                                                                                  MONEY            OTC
                                                                 NOVA FUND     URSA FUND    MARKET FUND           FUND
                                                              ------------   -----------   ------------   ------------
INVESTMENT INCOME
  Interest..................................................  $  5,140,012   $11,322,736   $ 27,694,565   $    625,764
  Dividends, net of foreign tax withheld....................     3,521,484       --             --             314,665
                                                              ------------   -----------   ------------   ------------
    Total Income............................................     8,661,496    11,322,736     27,694,565        940,429
                                                              ------------   -----------   ------------   ------------
EXPENSES
  Advisory Fees (Note 4)....................................     2,813,327     2,111,222      2,779,969      5,312,432
  Transfer Agent Fees (Note 4)..............................       937,688       586,450      1,111,988      1,416,649
  Audit and Outside Services................................        81,683        43,016        106,687        131,981
  Accounting Fees (Note 4)..................................        80,643        51,365        105,402        129,590
  Legal.....................................................        28,926        16,004         39,473         49,104
  Registration Fees.........................................       165,284        81,725        211,797        261,337
  Custodian Fees............................................       251,278        89,772        213,650        321,986
  Distribution Fees--Advisor Class (Note 4).................        38,131         5,469        373,599         59,419
  Servicing Fees--Advisor Class (Note 4)....................        38,131         5,469        373,599         59,419
  Miscellaneous.............................................      (166,148)       29,758         55,646       (296,768)
                                                              ------------   -----------   ------------   ------------
    Total Expenses..........................................     4,268,943     3,020,250      5,371,810      7,445,149
    Custodian Fees Paid Indirectly (Note 5).................        22,251        13,924         33,051         42,095
                                                              ------------   -----------   ------------   ------------
    Net Expenses............................................     4,246,692     3,006,326      5,338,759      7,403,054
                                                              ------------   -----------   ------------   ------------
Net Investment Income (Loss)................................     4,414,804     8,316,410     22,355,806     (6,462,625)
                                                              ------------   -----------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities.....................................    (3,325,481)     (569,186)      (332,406)   (35,831,889)
  Written Options...........................................      (166,897)      --             --             --
  Futures Contracts.........................................   (19,072,712)  (18,026,108)       --           2,222,420
  Securities Sold Short.....................................       --            --             --             --
                                                              ------------   -----------   ------------   ------------
    Total Net Realized Loss.................................   (22,565,090)  (18,595,294)      (332,406)   (33,609,469)
                                                              ------------   -----------   ------------   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities.....................................     4,436,348     1,108,360        --         176,721,494
  Written Options...........................................       --            --             --             --
  Futures Contracts.........................................    (9,280,498)   20,548,208        --            (711,435)
  Securities Sold Short.....................................       --            --             --             --
                                                              ------------   -----------   ------------   ------------
    Net Change in Unrealized Appreciation (Depreciation)....    (4,844,150)   21,656,568        --         176,010,059
                                                              ------------   -----------   ------------   ------------
    Net Gain (Loss) on Investments..........................   (27,409,240)    3,061,274       (332,406)   142,400,590
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.......  $(22,994,436)  $11,377,684   $ 22,023,400   $135,937,965
                                                              ============   ===========   ============   ============

See Notes to Financial Statements.     25

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1999

--------------------------------------------------------------------------------

                                                                     U.S.
                                                               GOVERNMENT
                                                                BOND FUND    JUNO FUND    ARKTOS FUND
                                                              -----------   ----------   ------------
INVESTMENT INCOME
  Interest..................................................  $   626,129   $  500,823   $  2,443,183
                                                              -----------   ----------   ------------
    Total Income............................................      626,129      500,823      2,443,183
                                                              -----------   ----------   ------------
EXPENSES
  Advisory Fees (Note 4)....................................       54,756       97,526        566,428
  Transfer Agent Fees (Note 4)..............................       21,902       27,091        156,643
  Audit and Outside Services................................        2,348        1,754         11,576
  Accounting Fees (Note 4)..................................        8,897        9,189         62,307
  Legal.....................................................          842          634          4,168
  Organizational Expenses...................................      --             3,387        --
  Registration Fees.........................................        4,943        4,328         21,852
  Custodian Fees............................................        4,059        4,190         23,765
  Miscellaneous.............................................      (16,674)       6,357         92,839
                                                              -----------   ----------   ------------
    Total Expenses..........................................       81,073      154,456        939,578
    Custodian Fees Paid Indirectly (Note 5).................          649          643          3,801
                                                              -----------   ----------   ------------
    Net Expenses............................................       80,424      153,813        935,777
                                                              -----------   ----------   ------------
Net Investment Income.......................................      545,705      347,010      1,507,406
                                                              -----------   ----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities.....................................   (2,361,807)     272,841         12,400
  Written Options...........................................      --           (12,696)       --
  Futures Contracts.........................................      --           647,989     (9,698,920)
  Securities Sold Short.....................................      --            --        (31,632,464)
                                                              -----------   ----------   ------------
    Total Net Realized Gain (Loss)..........................   (2,361,807)     908,134    (41,318,984)
                                                              -----------   ----------   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities.....................................      138,785       59,463        --
  Written Options...........................................      --            --            --
  Futures Contracts.........................................      --           204,969      2,689,372
  Securities Sold Short.....................................      --            --          9,162,500
                                                              -----------   ----------   ------------
    Net Change in Unrealized Appreciation (Depreciation)....      138,785      264,432     11,851,872
                                                              -----------   ----------   ------------
    Net Gain (Loss) on Investments..........................   (2,223,022)   1,172,566    (29,467,112)
                                                              -----------   ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.......  $(1,677,317)  $1,519,576   $(27,959,706)
                                                              ===========   ==========   ============

See Notes to Financial Statements.     26

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             NOVA FUND                               URSA FUND
                                               -------------------------------------   -------------------------------------
                                                      PERIOD ENDED        YEAR ENDED          PERIOD ENDED        YEAR ENDED
                                                SEPTEMBER 30, 1999    MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                               -------------------   ---------------   -------------------   ---------------
                                                         UNAUDITED                               UNAUDITED
FROM OPERATIONS
  Net Investment Income......................  $         4,414,804   $    11,022,253   $         8,316,410   $    17,652,638
  Net Realized Gain (Loss) on Investments....          (22,565,090)       67,549,212           (18,595,294)     (136,781,903)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments............           (4,844,150)       28,288,751            21,656,568         9,982,453
                                               -------------------   ---------------   -------------------   ---------------
    Net Increase (Decrease) in Net Assets
      from Operations........................          (22,994,436)      106,860,216            11,377,684      (109,146,812)
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class...........................          --                (13,321,698)          --                 (1,171,704)
    Advisor Class............................          --                  --                  --                       (207)
  From Realized Gain on Investments
    Investor Class...........................          --                  --                  --                  --
    Advisor Class............................          --                  --                  --                  --
  In Excess of Current Year Net Investment
    Income
    Investor Class...........................          --                  --                  --                  --
    Advisor Class............................          --                   (611,488)          --                  --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 8)................          (89,346,770)     (387,711,572)          222,867,525       341,506,353
                                               -------------------   ---------------   -------------------   ---------------
Net Increase (Decrease) in Net Assets........         (112,341,206)     (294,784,542)          234,245,209       231,187,630
NET ASSETS--BEGINNING OF PERIOD..............          691,462,073       986,246,615           485,412,850       254,225,220
                                               -------------------   ---------------   -------------------   ---------------
NET ASSETS--END OF PERIOD....................  $       579,120,867   $   691,462,073   $       719,658,059   $   485,412,850
                                               ===================   ===============   ===================   ===============

See Notes to Financial Statements.     27

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            U.S. GOVERNMENT
                                                           MONEY MARKET FUND                           OTC FUND
                                                 -------------------------------------   -------------------------------------
                                                        PERIOD ENDED        YEAR ENDED          PERIOD ENDED        YEAR ENDED
                                                  SEPTEMBER 30, 1999    MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                                 -------------------   ---------------   -------------------   ---------------
                                                           UNAUDITED                               UNAUDITED
FROM OPERATIONS
  Net Investment Income (Loss).................  $        22,355,806   $    33,566,412   $        (6,462,625)  $    (6,688,414)
  Net Realized Gain (Loss) on Investments......             (332,406)          (15,218)          (33,609,469)        3,487,885
  Net Change in Unrealized Appreciation of
    Investments................................          --                  --                  176,010,059       382,781,711
                                                 -------------------   ---------------   -------------------   ---------------
    Net Increase in Net Assets from
      Operations...............................           22,023,400        33,551,194           135,937,965       379,581,182
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.............................          (17,026,454)      (25,385,626)          --                  --
    Advisor Class..............................           (5,532,691)       (8,243,097)          --                  --
  From Realized Gain on Investments
    Investor Class.............................          --                  --                  --                 (5,572,180)
    Advisor Class..............................          --                  --                  --                     (1,924)

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 8)..................         (124,427,802)    1,018,165,864            66,463,769       460,663,055
                                                 -------------------   ---------------   -------------------   ---------------
    Net Increase (Decrease) in Net Assets......         (124,963,547)    1,018,088,335           202,401,734       834,670,133
NET ASSETS--BEGINNING OF PERIOD................        1,271,383,059       253,294,724         1,284,463,866       449,793,733
                                                 -------------------   ---------------   -------------------   ---------------
NET ASSETS--END OF PERIOD......................  $     1,146,419,512   $ 1,271,383,059   $     1,486,865,600   $ 1,284,463,866
                                                 ===================   ===============   ===================   ===============

See Notes to Financial Statements.     28

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     U.S. GOVERNMENT BOND FUND                       JUNO FUND
                                               -------------------------------------   -------------------------------------
                                                      PERIOD ENDED        YEAR ENDED          PERIOD ENDED        YEAR ENDED
                                                SEPTEMBER 30, 1999    MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                               -------------------   ---------------   -------------------   ---------------
                                                         UNAUDITED                               UNAUDITED
FROM OPERATIONS
  Net Investment Income......................  $           545,705   $     1,399,023   $           347,010   $       408,770
  Net Realized Gain (Loss) on Investments....           (2,361,807)       (1,845,458)              908,134          (647,718)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments............              138,785          (539,629)              264,432            28,510
                                               -------------------   ---------------   -------------------   ---------------
    Net Increase (Decrease) in Net Assets
      from Operations........................           (1,677,317)         (986,064)            1,519,576          (210,438)
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class...........................             (545,675)       (1,410,313)          --                    (18,344)
    Advisor Class............................          --                  --                  --                  --
  From Realized Gain on Investments
    Investor Class...........................          --                    (37,296)          --                  --
    Advisor Class............................          --                  --                  --                  --
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 8)................            1,942,184         9,548,541            (2,755,816)          130,975
                                               -------------------   ---------------   -------------------   ---------------
    Net Increase (Decrease) in Net Assets....             (280,808)        7,114,868            (1,236,240)          (97,807)
NET ASSETS--BEGINNING OF PERIOD..............           27,622,668        20,507,800            12,789,321        12,887,128
                                               -------------------   ---------------   -------------------   ---------------
NET ASSETS--END OF PERIOD....................  $        27,341,860   $    27,622,668   $        11,553,081   $    12,789,321
                                               ===================   ===============   ===================   ===============

See Notes to Financial Statements.     29

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           ARKTOS FUND
                                                              --------------------------------------
                                                                     PERIOD ENDED       PERIOD ENDED
                                                               SEPTEMBER 30, 1999    MARCH 31, 1999*
                                                              -------------------   ----------------
                                                                        UNAUDITED
FROM OPERATIONS
  Net Investment Income.....................................  $         1,507,406   $        727,358
  Net Realized Loss on Investments..........................          (41,318,984)       (43,637,234)
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments.............................................           11,851,872            677,279
                                                              -------------------   ----------------
    Net Decrease in Net Assets from Operations..............          (27,959,706)       (42,232,597)
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class..........................................          --                     (40,000)
    Advisor Class...........................................          --                   --
  From Realized Gain on Investments
    Investor Class..........................................          --                   --
    Advisor Class...........................................          --                   --
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS (NOTE
  8)........................................................          113,356,256        160,895,052
                                                              -------------------   ----------------
    Net Increase in Net Assets..............................           85,396,550        118,622,455
NET ASSETS--BEGINNING OF PERIOD.............................          118,622,455          --
                                                              -------------------   ----------------
NET ASSETS--END OF PERIOD...................................  $       204,019,005   $    118,622,455
                                                              ===================   ================

* COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998.

See Notes to Financial Statements.     30

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                INVESTOR CLASS
                                              ----------------------------------------------------------------------------------
                                                                                  NOVA FUND
                                              ----------------------------------------------------------------------------------
                                                      PERIOD          YEAR          YEAR        PERIOD         YEAR         YEAR
                                                       ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                               SEPTEMBER 30,     MARCH 31,     MARCH 31,     MARCH 31,     JUNE 30,     JUNE 30,
                                                        1999          1999          1998          1997         1996         1995
                                              --------------    ----------    ----------    ----------    ---------    ---------
                                                   UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD......            $34.87        $29.82        $17.89        $15.68      $11.81       $ 9.77
                                              --------------    ----------    ----------    ----------    --------     --------
  Net Investment Income...................               .22           .45           .59           .35         .56          .28
  Net Realized and Unrealized Gains
    (Losses) on Securities................             (1.07)         5.01         11.39          2.19        3.31         2.88
                                              --------------    ----------    ----------    ----------    --------     --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations.......              (.85)         5.46         11.98          2.54        3.87         3.16
  Distributions to Shareholders from:
    Net Investment Income.................          --                (.41)       --            --           --            (.29)
    Net Realized Capital Gain.............          --              --              (.05)         (.33)      --            (.83)
                                              --------------    ----------    ----------    ----------    --------     --------
  Net Increase (Decrease) in Net Asset
    Value.................................              (.85)         5.05         11.93          2.21        3.87         2.04
                                              --------------    ----------    ----------    ----------    --------     --------
NET ASSET VALUE--END OF PERIOD............            $34.02        $34.87        $29.82        $17.89      $15.68       $11.81
                                              ==============    ==========    ==========    ==========    ========     ========
TOTAL INVESTMENT RETURN...................           (2.44)%        18.54%        67.02%       20.92%*      32.77%       32.65%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses..........................            1.11%*         1.19%         1.13%        1.19%*
  Net Expenses............................            1.11%*         1.19%         1.11%        1.16%*       1.31%        1.43%
  Net Investment Income...................            1.19%*         1.47%         2.42%        2.69%*       3.14%        2.62%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**...............              297%          445%        --            --           --           --
  Net Assets, End of Year (000's
    omitted)..............................    $      551,335    $  655,275    $  986,247    $  181,930    $224,541     $ 62,916

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * ANNUALIZED
                   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA
                      FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND
                      FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.     31

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               INVESTOR CLASS
                                             ----------------------------------------------------------------------------------
                                                                                 URSA FUND
                                             ----------------------------------------------------------------------------------
                                                     PERIOD          YEAR          YEAR        PERIOD         YEAR         YEAR
                                                      ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                              SEPTEMBER 30,     MARCH 31,     MARCH 31,     MARCH 31,     JUNE 30,     JUNE 30,
                                                       1999          1999        1998++        1997++       1996++       1995++
                                             --------------    ----------    ----------    ----------    ---------    ---------
                                                  UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.....             $8.66        $ 9.92        $14.04        $15.10      $17.58       $21.08
                                             --------------    ----------    ----------    ----------    --------     --------
  Net Investment Income..................               .15           .25           .38           .34         .60          .70
  Net Realized and Unrealized Gains
    (Losses) on Securities...............               .04         (1.48)        (4.46)        (1.36)      (3.08)       (3.56)
                                             --------------    ----------    ----------    ----------    --------     --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations......               .19         (1.23)        (4.08)        (1.02)      (2.48)       (2.86)
  Distributions to Shareholders from Net
    Investment Income....................          --                (.03)         (.04)         (.04)      --            (.64)
                                             --------------    ----------    ----------    ----------    --------     --------
  Net Increase (Decrease) in Net Asset
    Value................................               .19         (1.26)        (4.12)        (1.06)      (2.48)       (3.50)
                                             --------------    ----------    ----------    ----------    --------     --------
NET ASSET VALUE--END OF PERIOD...........             $8.85        $ 8.66        $ 9.92        $14.04      $15.10       $17.58
                                             ==============    ==========    ==========    ==========    ========     ========
TOTAL INVESTMENT RETURN..................           (2.19)%      (12.47)%      (29.06)%      (8.98)%*    (14.11)%     (14.08)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.........................            1.28%*         1.39%         1.36%        1.36%*
  Net Expenses...........................            1.27%*         1.38%         1.34%        1.34%*       1.39%        1.39%
  Net Investment Income..................            3.54%*         3.29%         3.18%        3.21%*       3.38%        3.50%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**..............          --              --            --            --           --           --
  Net Assets, End of Year (000's
    omitted).............................          $712,983      $482,340      $254,225      $582,288    $192,553     $127,629

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995
                      THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2
                      REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.
                    * ANNUALIZED
                   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS
                      IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM
                      SECURITIES.

See Notes to Financial Statements.     32

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               INVESTOR CLASS
                                             ----------------------------------------------------------------------------------
                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                             ----------------------------------------------------------------------------------
                                                     PERIOD          YEAR          YEAR        PERIOD         YEAR         YEAR
                                                      ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                              SEPTEMBER 30,     MARCH 31,     MARCH 31,     MARCH 31,     JUNE 30,     JUNE 30,
                                                       1999          1999          1998          1997         1996         1995
                                             --------------    ----------    ----------    ----------    ---------    ---------
                                                  UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.....             $1.00         $1.00         $1.00         $1.00       $1.00        $1.00
                                             --------------    ----------    ----------    ----------    --------     --------
  Net Investment Income..................               .02           .04           .04           .03         .04          .04
                                             --------------    ----------    ----------    ----------    --------     --------
  Net Increase in Net Asset Value
    Resulting from Operations............               .02           .04           .04           .03         .04          .04
  Distributions to Shareholders from Net
    Investment Income....................              (.02)         (.04)         (.04)         (.03)       (.04)        (.04)
                                             --------------    ----------    ----------    ----------    --------     --------
  Net Increase in Net Asset Value........               .00           .00           .00           .00         .00          .00
                                             --------------    ----------    ----------    ----------    --------     --------
NET ASSET VALUE--END OF PERIOD...........             $1.00         $1.00         $1.00         $1.00       $1.00        $1.00
                                             ==============    ==========    ==========    ==========    ========     ========
TOTAL INVESTMENT RETURN..................             2.09%         4.55%         4.69%        4.39%*       4.60%        4.43%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.........................            0.83%*         0.84%         0.89%        0.86%*
  Net Expenses...........................            0.82%*         0.83%         0.89%        0.86%*       0.99%        0.89%
  Net Investment Income..................            4.14%*         4.37%         4.37%        4.06%*       4.18%        4.23%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted).............................          $728,990      $949,802      $253,295      $283,553    $153,925     $284,198

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * ANNUALIZED

See Notes to Financial Statements.     33

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             INVESTOR CLASS
                                             -------------------------------------------------------------------------------
                                                                                OTC FUND
                                             -------------------------------------------------------------------------------
                                                     PERIOD          YEAR         YEAR        PERIOD        YEAR        YEAR
                                                      ENDED         ENDED        ENDED         ENDED       ENDED       ENDED
                                              SEPTEMBER 30,     MARCH 31,    MARCH 31,     MARCH 31,    JUNE 30,    JUNE 30,
                                                       1999          1999         1998          1997        1996        1995
                                             --------------    ----------    ---------    ----------    --------    --------
                                                  UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.....            $47.70        $27.68       $17.93        $15.16      $12.22      $ 8.76
                                             --------------    ----------    ---------    ----------    --------    --------
  Net Investment Income (Loss)...........              (.23)         (.36)        (.14)          .01         .06         .14
  Net Realized and Unrealized Gains on
    Securities...........................              6.77         20.65         9.99          2.84        3.24        4.17
                                             --------------    ----------    ---------    ----------    --------    --------
  Net Increase in Net Asset Value
    Resulting from Operations............              6.54         20.29         9.85          2.85        3.30        4.31
  Distributions to Shareholders from:
      Net Investment Income..............          --              --           --              (.07)      --           (.12)
      Net Realized Capital Gains.........          --                (.27)        (.10)         (.01)       (.36)       (.73)
                                             --------------    ----------    ---------    ----------    --------    --------
  Net Increase in Net Asset Value........              6.54         20.02         9.75          2.77        2.94        3.46
                                             --------------    ----------    ---------    ----------    --------    --------
NET ASSET VALUE--END OF PERIOD...........            $54.24        $47.70       $27.68        $17.93      $15.16      $12.22
                                             ==============    ==========    =========    ==========    ========    ========
TOTAL INVESTMENT RETURN..................            13.71%        73.73%       55.05%       24.77%*      26.44%      49.00%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.........................            1.03%*         1.15%        1.13%        1.27%*
  Net Expenses...........................            1.02%*         1.15%        1.13%        1.27%*       1.33%       1.41%
  Net Investment Income (Loss)...........          (0.89)%*       (0.97)%      (0.58)%        0.08%*       0.44%       1.34%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**..............              559%          773%         972%        1,140%      2,579%      2,241%
  Net Assets, End of Year (000's
    omitted).............................    $    1,454,945    $1,277,571     $449,794       $52,278    $ 48,716    $ 61,948

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * ANNUALIZED
                   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     34

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   INVESTOR CLASS
                                                    -----------------------------------------------------------------------------
                                                                              U.S. GOVERNMENT BOND FUND
                                                    -----------------------------------------------------------------------------
                                                            PERIOD         YEAR         YEAR       PERIOD        YEAR        YEAR
                                                             ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                                     SEPTEMBER 30,    MARCH 31,    MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,
                                                              1999         1999         1998         1997        1996        1995
                                                    --------------   ----------   ----------   ----------   ---------   ---------
                                                         UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD..............          $10.05       $10.04       $ 8.52        $8.97      $9.55       $8.24
                                                    --------------   ----------   ----------   ----------   --------    --------
  Net Investment Income...........................             .24          .42          .45          .34        .46         .39
  Net Realized and Unrealized Gains (Losses) on
    Securities....................................            (.88)         .02         1.50         (.45)      (.45)       1.17
                                                    --------------   ----------   ----------   ----------   --------    --------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations.....................            (.64)         .44         1.95         (.11)       .01        1.56
  Distribution to Shareholders from:
    Net Investment Income.........................            (.24)        (.42)        (.43)        (.34)      (.46)       (.25)
    Net Realized Capital Gain.....................        --               (.01)      --           --           (.13)      --
                                                    --------------   ----------   ----------   ----------   --------    --------
  Net Increase (Decrease) in Net Asset Value......            (.88)         .01         1.52         (.45)      (.58)       1.31
                                                    --------------   ----------   ----------   ----------   --------    --------
NET ASSET VALUE--END OF PERIOD....................          $ 9.17       $10.05       $10.04        $8.52      $8.97       $9.55
                                                    ==============   ==========   ==========   ==========   ========    ========
TOTAL INVESTMENT RETURN...........................         (6.35)%        4.24%       24.72%     (0.46)%*    (1.48)%      18.97%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses..................................          0.74%*        0.97%        1.13%       1.51%*
  Net Expenses....................................          0.73%*        0.96%        1.11%       1.49%*      1.26%       2.26%
  Net Investment Income...........................          4.97%*        3.88%        4.65%       5.06%*      4.73%       4.64%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**.......................            863%       1,339%       1,496%         962%       780%      3,453%
  Net Assets, End of Year (000's omitted).........         $27,342      $27,623      $20,508       $3,302    $18,331      $2,592

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * ANNUALIZED
                   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     35

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   INVESTOR CLASS
                                                     ---------------------------------------------------------------------------
                                                                                      JUNO FUND
                                                     ---------------------------------------------------------------------------
                                                             PERIOD         YEAR         YEAR       PERIOD       YEAR     PERIOD
                                                              ENDED        ENDED        ENDED        ENDED      ENDED      ENDED
                                                      SEPTEMBER 30,    MARCH 31,    MARCH 31,    MARCH 31,   JUNE 30,   JUNE 30,
                                                               1999         1999         1998         1997       1996     1995 *
                                                     --------------   ----------   ----------   ----------   --------   --------
                                                          UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...............           $8.70        $8.65       $ 9.69        $9.47      $9.08    $10.00
                                                     --------------   ----------   ----------   ----------   --------   -------
  Net Investment Income............................             .14          .27          .16          .25        .34       .14
  Net Realized and Unrealized Gains (Losses) on
    Securities.....................................             .47         (.20)       (1.12)      --            .05     (1.06)
                                                     --------------   ----------   ----------   ----------   --------   -------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations......................             .61          .07         (.96)         .25        .39      (.92)
  Distributions to Shareholders from Net Investment
    Income.........................................        --               (.02)        (.08)        (.03)     --        --
                                                     --------------   ----------   ----------   ----------   --------   -------
  Net Increase (Decrease) in Net Asset Value.......             .61          .05        (1.04)         .22        .39      (.92)
                                                     --------------   ----------   ----------   ----------   --------   -------
NET ASSET VALUE--END OF PERIOD.....................           $9.31        $8.70       $ 8.65        $9.69      $9.47    $ 9.08
                                                     ==============   ==========   ==========   ==========   ========   =======
TOTAL INVESTMENT RETURN............................           7.63%        0.78%      (9.92)%      3.75%**      4.30%   (9.20)%
RATIOS TO AVERAGE NET ASSETS.......................
  Gross Expenses...................................         1.42%**        1.57%        1.61%      1.60%**
  Net Expenses.....................................         1.41%**        1.56%        1.59%      1.58%**      1.64%   1.50%**
  Net Investment Income............................         3.19%**        3.25%        3.55%      3.51%**      3.63%   1.32%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.......................        --             --           --           --          --        --
  Net Assets, End of Year (000's omitted)..........  $       11,553      $12,789      $12,887   $   32,577   $ 18,860    $4,301

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * COMMENCEMENT OF OPERATIONS: MARCH 3, 1995
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR. THE JUNO FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS
                      IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM
                      SECURITIES.

See Notes to Financial Statements.     36

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       INVESTOR CLASS
                                                                ----------------------------
                                                                        ARKTOS FUND
                                                                ----------------------------
                                                                        PERIOD        PERIOD
                                                                         ENDED         ENDED
                                                                 SEPTEMBER 30,     MARCH 31,
                                                                          1999         1999*
                                                                --------------    ----------
                                                                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD........................            $ 8.04        $15.00
                                                                --------------    ----------
  Net Investment Income.....................................               .09           .13
  Net Realized and Unrealized Losses on Securities..........             (1.34)        (7.08)
                                                                --------------    ----------
  Net Decrease in Net Asset Value Resulting from
    Operations..............................................             (1.25)        (6.95)
  Distributions to Shareholders from Net Investment
    Income..................................................          --                (.01)
                                                                --------------    ----------
  Net Decrease in Net Asset Value...........................             (1.25)        (6.96)
                                                                --------------    ----------
NET ASSET VALUE--END OF PERIOD..............................            $ 6.79        $ 8.04
                                                                ==============    ==========
TOTAL INVESTMENT RETURN.....................................          (15.55)%      (46.35)%
RATIOS TO AVERAGE NET ASSETS................................
  Gross Expenses............................................           1.46%**       1.38%**
  Net Expenses..............................................           1.46%**       1.37%**
  Net Investment Income.....................................           2.35%**       2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................................              989%        1,332%
  Net Assets, End of Year (000's omitted)...................    $      204,019    $  118,622

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     37

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     ADVISOR CLASS
                                                         ----------------------------------------------------------------------
                                                                  NOVA FUND                               URSA FUND
                                                         ----------------------------         ---------------------------------
                                                                 PERIOD        PERIOD                 PERIOD             PERIOD
                                                                 ENDING        ENDING                 ENDING             ENDING
                                                          SEPTEMBER 30,     MARCH 31,          SEPTEMBER 30,          MARCH 31,
                                                                   1999         1999*                   1999              1999*
                                                         --------------    ----------         --------------         ----------
                                                              UNAUDITED                            UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.................            $34.78        $26.91                  $8.62             $10.25
                                                         --------------    ----------         --------------         ----------
  Net Investment Income (Loss).......................               .15          (.11)                   .11                .21
  Net Realized and Unrealized Gains (Losses) on
    Securities.......................................             (1.07)         8.39                    .05              (1.81)
                                                         --------------    ----------         --------------         ----------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations........................              (.92)         8.28                    .16              (1.60)
  Distributions to Shareholders from:
    Net Investment Income............................          --              --                   --                    (0.03)
    Net Realized Capital Gain........................          --              --                   --                   --
    In Excess of Current Period Net Investment
      Income.........................................          --                (.41)              --                   --
                                                         --------------    ----------         --------------         ----------
    Net Increase (Decrease) in Net Asset Value.......              (.92)         7.87                    .16              (1.63)
                                                         --------------    ----------         --------------         ----------
NET ASSET VALUE--END OF PERIOD.......................            $33.86        $34.78                  $8.78             $ 8.62
                                                         ==============    ==========         ==============         ==========
TOTAL INVESTMENT RETURN..............................           (2.65)%        31.03%                  1.86%           (15.68)%
RATIOS TO AVERAGE NET ASSETS **
  Gross Expenses.....................................             1.65%         1.60%                  1.81%              1.86%
  Net Expenses.......................................             1.65%         1.58%                  1.81%              1.85%
  Net Investment Income (Loss).......................             0.89%       (0.70)%                  2.51%              2.96%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.........................              297%          445%               --                   --
  Net Assets, End of Year (000's omitted)............           $27,786       $36,187         $        6,675             $3,073

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998--NOVA
                      FUND, AUGUST 5, 1998--URSA FUND,
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS
                      IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM
                      SECURITIES.

See Notes to Financial Statements.     38

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     ADVISOR CLASS
                                                         ----------------------------------------------------------------------
                                                             U.S.GOVERNMENT MONEY
                                                                 MARKET FUND                              OTC FUND
                                                         ----------------------------         ---------------------------------
                                                                 PERIOD        PERIOD                 PERIOD             PERIOD
                                                                 ENDING        ENDING                 ENDING             ENDING
                                                          SEPTEMBER 30,     MARCH 31,          SEPTEMBER 30,          MARCH 31,
                                                                   1999         1999*                   1999              1999*
                                                         --------------    ----------         --------------         ----------
                                                              UNAUDITED                            UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD.................             $1.00         $1.00                 $47.59             $30.52
                                                         --------------    ----------         --------------         ----------
  Net Investment Income (Loss).......................               .02           .04                   (.36)              (.31)
  Net Realized and Unrealized Gains on Securities....               .00        --                       6.74              17.65
                                                         --------------    ----------         --------------         ----------
  Net Increase in Net Asset Value Resulting from
    Operations.......................................               .02           .04                   6.38              17.34
  Distributions to Shareholders from:
    Net Investment Income............................              (.02)         (.04)              --                   --
    Net Realized Capital Gain........................          --              --                   --                     (.27)
    In Excess of Current Period Net Investment
      Income.........................................          --              --                   --                   --
                                                         --------------    ----------         --------------         ----------
    Net Increase in Net Asset Value..................               .00           .00                   6.38              17.07
                                                         --------------    ----------         --------------         ----------
NET ASSET VALUE--END OF PERIOD.......................             $1.00         $1.00                 $53.97             $47.59
                                                         ==============    ==========         ==============         ==========
TOTAL INVESTMENT RETURN..............................             1.84%         4.02%                 13.41%             57.20%
RATIOS TO AVERAGE NET ASSETS **
  Gross Expenses.....................................             1.33%         1.34%                  1.56%              1.49%
  Net Expenses.......................................             1.32%         1.33%                  1.56%              1.47%
  Net Investment Income (Loss).......................             3.63%         3.83%                (1.42)%            (1.31)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***.........................          --              --                       559%               773%
  Net Assets, End of Year (000's omitted)............          $417,430      $321,581         $       31,920             $6,893

                    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.
                    * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 22,
                      1998--OTC FUND, APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET
                      FUND.
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.

See Notes to Financial Statements.     39

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust is authorized to offer two separate classes of shares, Investor Class Shares and Advisor Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. Currently, the Trust consists of twenty-two separate series: six benchmark funds; one money market fund; and fifteen sector funds. This report covers the six benchmark funds and the money market fund (the "Funds"), while the Sector Funds are contained in a separate report. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997, reflect nine months of activity.

A. Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the day the trade is executed for the purpose of preparing semi-annual and annual financial statements. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Money Market Fund and the U.S. Government Bond Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains, if any, are distributed monthly in the U.S. Government Money Market Fund.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the individual Funds in connection with their organization and registration prior to December 31, 1997, have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the individual Fund commenced its investment activities. Costs incurred subsequent to this date, and those related to the organization and registration of the Sector Funds and the Advisor classes of certain Funds, have been expensed as incurred.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs are charged directly to specific classes, for example, distribution fees relating to the Advisor Classes.

K. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

L. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  OPERATING POLICIES

In addition to other securities, the Trust utilizes futures contracts, options, and options on futures contracts in order to meet the specific investment objectives of the individual funds.

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500-TM- Composite Stock Price Index ("S&P 500") invests in securities included in the S&P 500 Index, as well as in futures on the S&P 500 Index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund invests in futures contracts and options on futures contracts in furtherance of its investment objective to inversely correlate to the S&P 500. The U.S. Government Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term U.S. Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury Securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year U.S. Treasury Bond. To meet this objective, Juno primarily buys put options on U.S. Treasury Bond futures and sells U.S. Treasury Bond futures. The OTC Fund strives to provide investment results before fees and expenses that closely correlate the total return of the NASDAQ 100 Index-TM-. The OTC Fund invests in securities included in the NASDAQ 100 Index-TM- and buys call options and sells put options on stock indexes. The Arktos Fund attempts to inversely correlate to the NASDAQ 100 Index-TM-. To do this, the Arktos Fund engages in short sales of the securities that comprise the NASDAQ 100 Index-TM-, as well as selling futures on the NASDAQ 100 Index-TM-. In addition the Nova Fund, the Ursa Fund, the OTC Fund, and the Arktos Fund can write options to further meet their investment objectives.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3.  REPURCHASE AGREEMENTS

The Trust, which includes twenty-two separate series, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. As of September 30, 1999, the collateral for the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Lehman Brothers, and Salomon Smith Barney, Inc., in the joint account was as follows:

SECURITY TYPE                                       RANGE OF RATES       PAR VALUE    MARKET VALUE
-------------                                       --------------    ------------    ------------
U.S. Treasury Notes.............................    5.625%-7.875%     $331,292,000    $338,194,077
U.S. Treasury Bonds.............................           8.500%     $ 92,715,000    $112,000,000

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net assets, of one half of one percent (0.50%) of the net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the net assets of the Nova Fund, and the OTC Fund; and nine-tenths of one percent (0.90%) of the net assets of the Ursa Fund, the Juno Fund, and the Arktos Fund. Certain officers of the Trust are also officers of PADCO Advisors, Inc.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annualized rate, based on average daily net assets, of two-tenths of one percent (0.20%) of the net assets of the U.S. Government Money Market Fund, the U.S. Government Bond Fund, and the OTC Fund; and one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares, for which the Distributor, PADCO Financial Services, Inc., (an affiliated entity), and other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholders services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees. Certain officers of the Trust are also officers of PADCO Financial Services, Inc.

The Trust paid PADCO Service Company, Inc. $447,393 in accounting fees for the above seven funds for the period ended September 30, 1999.

5.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

6.  SECURITIES TRANSACTIONS

During the period ended September 30, 1999 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                                                                                U.S.
                                                                          GOVERNMENT                           U.S.
                                                      NOVA       URSA          MONEY              OTC    GOVERNMENT          JUNO
                                                      FUND       FUND    MARKET FUND             FUND     BOND FUND          FUND
                                              ------------   --------   ------------   --------------   -----------   -----------
Purchases...................................  $786,849,838   $  --      $    --        $4,132,141,058   $96,511,042   $   --
Sales.......................................  $961,369,126      --           --        $4,081,020,841   $94,931,784       --

                                                  ARKTOS
                                                    FUND
                                          --------------
Purchase to close.......................    $490,565,218
Short sales.............................    $510,082,353

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At September 30, 1999 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was: (Unaudited)

                                                                              U.S.
                                                                        GOVERNMENT                              U.S.
                                              NOVA           URSA            MONEY              OTC       GOVERNMENT          JUNO
                                              FUND           FUND      MARKET FUND             FUND        BOND FUND          FUND
                                      ------------   ------------   --------------   --------------   --------------   -----------
Gross Unrealized Appreciation.......  $ 47,984,919   $  1,235,440         --         $  398,043,369         --         $    32,582
Gross Unrealized (Depreciation).....   (12,996,432)       --              --             (6,792,465)        (164,808)      --
                                      ------------   ------------   --------------   --------------   --------------   -----------
Net Unrealized Appreciation
  (Depreciation)....................  $ 34,988,487   $  1,235,440         --         $  391,250,904   $     (164,808)  $    32,582
                                      ============   ============   ==============   ==============   ==============   ===========
Cost of Investments for Federal
  Income Tax Purposes...............  $433,106,600   $755,813,161   $1,372,995,119   $1,095,715,105   $   27,346,837   $15,510,168
                                      ============   ============   ==============   ==============   ==============   ===========


                                            ARKTOS
                                              FUND
                                      ------------
Gross Unrealized Appreciation.......  $  3,224,073
Gross Unrealized (Depreciation).....    (1,653,873)
                                      ------------
Net Unrealized Appreciation
  (Depreciation)....................  $  1,570,200
                                      ============
Cost of Investments for Federal
  Income Tax Purposes...............  $153,453,611
                                      ============

8.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 1999 were: (Unaudited)

INVESTOR CLASS:

                                                                                            U.S.
                                                                                      GOVERNMENT                           U.S.
                                                          NOVA            URSA             MONEY            OTC      GOVERNMENT
                                                          FUND            FUND       MARKET FUND           FUND       BOND FUND
                                                  ------------   -------------   ---------------   ------------   -------------
Shares Purchased................................   147,731,139     419,101,183    13,162,557,612    108,517,263      18,218,116
Purchased through Dividend Reinvestment.........       --             --              16,783,332        --               53,305
                                                  ------------   -------------   ---------------   ------------   -------------
Total Purchased.................................   147,731,139     419,101,183    13,179,340,944    108,517,263      18,271,421
Shares Redeemed.................................  (150,315,150)   (394,234,445)  (13,399,785,747)  (108,478,451)    (18,039,152)
                                                  ------------   -------------   ---------------   ------------   -------------
Net Shares Purchased (Redeemed).................    (2,584,011)     24,866,738      (220,444,803)        38,812         232,269
                                                  ============   =============   ===============   ============   =============


                                                          JUNO         ARKTOS
                                                          FUND           FUND
                                                  ------------   ------------
Shares Purchased................................    21,879,385    150,708,096
Purchased through Dividend Reinvestment.........       --             --
                                                  ------------   ------------
Total Purchased.................................    21,879,385    150,708,096
Shares Redeemed.................................   (22,108,600)  (135,406,442)
                                                  ------------   ------------
Net Shares Purchased (Redeemed).................      (229,215)    15,301,654
                                                  ============   ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                                   U.S.
                                                                                             GOVERNMENT
                                                                     NOVA         URSA            MONEY              OTC
                                                                     FUND         FUND      MARKET FUND             FUND
                                                              -----------   ----------   --------------   --------------
Shares Purchased............................................   18,524,436    8,874,741    4,662,094,197       12,776,098
Purchased through Dividend Reinvestment.....................      --            --            5,366,997         --
                                                              -----------   ----------   --------------   --------------
Total Purchased.............................................   18,524,436    8,874,741    4,667,461,194       12,776,098
Shares Redeemed.............................................  (18,744,099)  (8,470,683)  (4,571,443,916)     (12,329,462)
                                                              -----------   ----------   --------------   --------------
Net Shares Purchased (Redeemed).............................     (219,663)     404,058       96,017,278          446,636
                                                              ===========   ==========   ==============   ==============

Transactions in shares for the period ended March 31, 1999 were:

INVESTOR CLASS:

                                                                                      U.S.
                                                                                GOVERNMENT                          U.S.
                                                   NOVA             URSA             MONEY            OTC     GOVERNMENT
                                                   FUND             FUND       MARKET FUND           FUND      BOND FUND
                                           ------------   --------------   ---------------   ------------   ------------
Shares Purchased.........................   404,842,858    1,066,674,482    21,440,892,994    271,315,980     68,290,015
Purchased through Dividend
  Reinvestment...........................       406,176          105,601        25,032,071        148,391        122,660
                                           ------------   --------------   ---------------   ------------   ------------
Total Purchased..........................   405,249,034    1,066,780,083    21,465,925,065    271,464,371     68,412,675
Reduction in Shares due to 1 for 2
  Reverse Stock Split....................                    (71,204,880)
Shares Redeemed..........................  (419,535,081)    (991,140,488)  (20,769,406,160)  (260,928,129)   (67,706,889)
                                           ------------   --------------   ---------------   ------------   ------------
Net Shares Purchased (Redeemed)..........   (14,286,047)       4,434,715       696,518,905     10,536,242        705,786
                                           ============   ==============   ===============   ============   ============


                                                  JUNO        ARKTOS
                                                  FUND          FUND
                                           -----------   -----------
Shares Purchased.........................   28,174,105    94,324,983
Purchased through Dividend
  Reinvestment...........................        2,000         3,542
                                           -----------   -----------
Total Purchased..........................   28,176,105    94,328,525
Reduction in Shares due to 1 for 2
  Reverse Stock Split....................
Shares Redeemed..........................  (28,195,480)  (79,567,461)
                                           -----------   -----------
Net Shares Purchased (Redeemed)..........      (19,375)   14,761,064
                                           ===========   ===========

ADVISOR CLASS:

                                                                                                    U.S.
                                                                                              GOVERNMENT
                                                                     NOVA          URSA            MONEY              OTC
                                                                     FUND          FUND      MARKET FUND             FUND
                                                              -----------   -----------   --------------   --------------
Shares Purchased............................................   14,716,294    56,114,891    8,740,507,904        6,059,083
Purchased through Dividend Reinvestment.....................       20,485             5        8,106,450               58
                                                              -----------   -----------   --------------   --------------
Total Purchased.............................................   14,736,779    56,114,896    8,748,614,354        6,059,141
Shares Redeemed.............................................  (13,696,454)  (55,758,251)  (8,426,967,724)      (5,914,309)
                                                              -----------   -----------   --------------   --------------
Net Shares Purchased........................................    1,040,325       356,645      321,646,630          144,832
                                                              ===========   ===========   ==============   ==============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 1999 were:
(Unaudited)

INVESTOR CLASS:

                                                                             U.S.
                                                                       GOVERNMENT                              U.S.
                                        NOVA              URSA              MONEY               OTC      GOVERNMENT            JUNO
                                        FUND              FUND        MARKET FUND              FUND       BOND FUND            FUND
                             ---------------   ---------------   ----------------   ---------------   -------------   -------------
Shares Purchased...........  $ 5,420,337,114   $ 3,536,202,653   $ 13,162,557,312   $ 5,525,409,889   $ 173,259,080   $ 198,009,362
Purchased through Dividend
  Reinvestment.............        --                --                16,783,331         --                503,584        --
                             ---------------   ---------------   ----------------   ---------------   -------------   -------------
Total Purchased............    5,420,337,114     3,536,202,653     13,179,340,643     5,525,409,889     173,762,664     198,009,362
Shares Redeemed............   (5,500,738,787)   (3,317,152,174)   (13,399,785,747)   (5,475,213,476)   (171,820,480)   (200,765,178)
                             ---------------   ---------------   ----------------   ---------------   -------------   -------------
Net Shares Purchased
  (Redeemed)...............  $   (80,401,673)  $   219,050,479   $   (220,445,104)  $    50,196,413   $   1,942,184   $  (2,755,816)
                             ===============   ===============   ================   ===============   =============   =============


                                     ARKTOS
                                       FUND
                             --------------
Shares Purchased...........  $1,089,097,867
Purchased through Dividend
  Reinvestment.............        --
                             --------------
Total Purchased............   1,089,097,867
Shares Redeemed............    (975,741,611)
                             --------------
Net Shares Purchased
  (Redeemed)...............  $  113,356,256
                             ==============

ADVISOR CLASS:

                                                                                                        U.S.
                                                                                                  GOVERNMENT
                                                                       NOVA           URSA             MONEY             OTC
                                                                       FUND           FUND       MARKET FUND            FUND
                                                              -------------   ------------   ---------------   -------------
Shares Purchased............................................  $ 678,177,163   $ 74,646,799   $ 4,662,094,222   $ 653,280,240
Purchased through Dividend Reinvestment.....................       --              --              5,366,996        --
                                                              -------------   ------------   ---------------   -------------
Total Purchased.............................................    678,177,163     74,646,799     4,667,461,218     653,280,240
Shares Redeemed.............................................   (687,122,260)   (70,829,753)   (4,571,443,916)   (637,012,884)
                                                              -------------   ------------   ---------------   -------------
Net Shares Purchased (Redeemed).............................  $  (8,945,097)  $  3,817,046   $    96,017,302   $  16,267,356
                                                              =============   ============   ===============   =============

Transactions in dollars for the period ended March 31, 1999 were:

INVESTOR CLASS:

                                                                                U.S.
                                                                          GOVERNMENT                              U.S.
                                           NOVA              URSA              MONEY               OTC      GOVERNMENT
                                           FUND              FUND        MARKET FUND              FUND       BOND FUND
                               ----------------   ---------------   ----------------   ---------------   -------------
Shares Purchased.............  $ 12,072,521,422   $ 7,931,688,489   $ 21,440,988,848   $ 9,365,486,848   $ 737,252,924
Purchased through Dividend
  Reinvestment...............        12,128,420         1,002,153         25,032,071         4,904,309       1,333,596
                               ----------------   ---------------   ----------------   ---------------   -------------
Total Purchased..............    12,084,649,842     7,932,690,642     21,466,020,919     9,370,391,157     738,586,520
Shares Redeemed..............   (12,508,441,879)   (7,621,833,039)   (20,769,501,685)   (8,911,848,032)   (729,037,979)
                               ----------------   ---------------   ----------------   ---------------   -------------
Net Shares Purchased
  (Redeemed).................  $   (423,792,037)  $   310,857,603   $    696,519,234   $   458,543,125   $   9,548,541
                               ================   ===============   ================   ===============   =============


                                        JUNO          ARKTOS
                                        FUND            FUND
                               -------------   -------------
Shares Purchased.............  $ 236,521,797   $ 954,373,687
Purchased through Dividend
  Reinvestment...............         16,059          36,947
                               -------------   -------------
Total Purchased..............    236,537,856     954,410,634
Shares Redeemed..............   (236,406,881)   (793,515,582)
                               -------------   -------------
Net Shares Purchased
  (Redeemed).................  $     130,975   $ 160,895,052
                               =============   =============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                                         U.S.
                                                                                                   GOVERNMENT
                                                                       NOVA            URSA             MONEY             OTC
                                                                       FUND            FUND       MARKET FUND            FUND
                                                              -------------   -------------   ---------------   -------------
Shares Purchased............................................  $ 469,005,823   $ 591,997,759   $ 8,740,507,904   $ 214,681,288
Purchased through Dividend Reinvestment.....................        611,488              50         8,106,450           1,924
                                                              -------------   -------------   ---------------   -------------
Total Purchased.............................................    469,617,311     591,997,809     8,748,614,354     214,683,212
Shares Redeemed.............................................   (433,536,846)   (561,349,059)   (8,426,967,724)   (212,563,282)
                                                              -------------   -------------   ---------------   -------------
Net Shares Purchased........................................  $  36,080,465   $  30,648,750   $   321,646,630   $   2,119,930
                                                              =============   =============   ===============   =============

9.  OPTION CONTRACTS WRITTEN

During the period ended September 30, 1999 the Trust wrote the following contracts: (Unaudited)

CALL OPTIONS WRITTEN:

                                                                       NOVA FUND
                                                                -----------------------
                                                                 NUMBER OF      INITIAL
                                                                 CONTRACTS     PREMIUMS
                                                                ----------    ---------
Outstanding at Beginning of Period..........................             0    $       0
Options Written.............................................         2,657       73,443
Options Terminated..........................................        (2,657)     (73,443)
                                                                ----------    ---------
Outstanding at End of Period................................             0    $       0
                                                                ==========    =========

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. NET ASSETS

Certain adjustments have been made to the components of net assets to reflect temporary and permanent differences in the recognition and timing of net investment income, realized capital gains (losses), and distributions. At September 30, 1999, net assets consisted of: (Unaudited)

                                                                                          U.S. GOVERNMENT                 OTC
                                                        NOVA FUND         URSA FUND     MONEY MARKET FUND                FUND
                                                     ------------    --------------    ------------------    ----------------
Paid-In-Capital..................................    $569,086,913    $1,094,765,231    $    1,146,934,706    $  1,043,353,508
Undistributed Net Investment Income (Loss).......       7,411,925         9,239,386              (158,976)         (6,462,625)
Accumulated Net Realized Loss on Investments.....     (47,170,296)     (408,596,970)             (356,218)       (173,069,310)
Net Unrealized Appreciation on Investments,
  Options and Futures Contracts..................      49,792,325        24,250,412            --                 623,044,027
                                                     ------------    --------------    ------------------    ----------------
Net Assets.......................................    $579,120,867    $  719,658,059    $    1,146,419,512    $  1,486,865,600
                                                     ============    ==============    ==================    ================

                                                                         U.S.
                                                                   GOVERNMENT           JUNO          ARKTOS
                                                                    BOND FUND           FUND            FUND
                                                                -------------    -----------    ------------
Paid-In-Capital.............................................    $  33,570,114    $17,683,738    $274,824,661
Undistributed Net Investment Income.........................          181,202        375,472       1,621,411
Accumulated Net Realized Loss on Investments................       (6,263,852)    (6,703,138)    (84,956,218)
Net Unrealized Appreciation (Depreciation) on Investments,
  Options and Futures Contracts.............................         (145,604)       197,009      12,529,151
                                                                -------------    -----------    ------------
Net Assets..................................................    $  27,341,860    $11,553,081    $204,019,005
                                                                =============    ===========    ============

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                         U.S.
                                                   GOVERNMENT
                                                        MONEY       PRECIOUS
EXPIRES MARCH 31                     URSA FUND    MARKET FUND    METALS FUND     JUNO FUND    ARKTOS FUND
----------------                  ------------    -----------    -----------    ----------    -----------
2003..........................    $  6,618,786     $  --         $   --         $   --        $   --
2004..........................      43,168,709        --          4,249,968      3,643,317        --
2005..........................      50,012,823        --            709,440        106,438        --
2006..........................     102,945,587        --          6,318,198      2,486,456        --
2007..........................     102,218,150        13,314      5,630,309      1,206,560     4,782,728

12. URSA FUND REVERSE STOCK SPLIT

Effective after the close of business on August 14, 1998, the Ursa Fund, Investor Class Shares underwent a 1-for-2 reverse split. The effect of this transaction was to reduce the number of outstanding shares in this class by one half, while doubling the price per share. The price per share prior to the reverse split was $5.25; after the reverse split, the price per share was $10.50. There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

                                   NOVA FUND
                                   URSA FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                                    OTC FUND
                           U.S. GOVERNMENT BOND FUND
                                   JUNO FUND
                                  ARKTOS FUND

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520 (800) 820-0888
                               www.rydexfunds.com

                    ADVISOR CLASS SHARES ARE DISTRIBUTED BY
                         PADCO FINANCIAL SERVICES, INC.

                                  [RYDEX LOGO]

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1999

     NOVA FUND
     URSA FUND
     U.S. GOVERNMENT MONEY MARKET FUND
     OTC FUND
     U.S. GOVERNMENT BOND FUND
     JUNO FUND
     ARKTOS FUND